AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 85.9%
Common Stocks — 52.9%
Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc.*	32,406	$1,295,916
Boeing Co. (The)*	107,387	13,002,418
BWX Technologies, Inc.(a)	49,083	2,472,311
HEICO Corp. (Class A Stock)	1,466	168,033
Kratos Defense & Security Solutions, Inc.*	115,735	1,175,868
L3Harris Technologies, Inc.	52,040	10,815,473
Raytheon Technologies Corp.	16,112	1,318,928
Safran SA (France)	83,469	7,594,824
Textron, Inc.	99,660	5,806,191
TransDigm Group, Inc.	4,301	2,257,251
Triumph Group, Inc.*	180,554	1,550,959
		47,458,172
Air Freight & Logistics — 0.1%
FedEx Corp.	41,431	6,151,260
GXO Logistics, Inc.*	21,367	749,127
United Parcel Service, Inc. (Class B Stock)	49,748	8,036,292
		14,936,679
Airlines — 0.1%
Allegiant Travel Co.*	17,360	1,266,933
Southwest Airlines Co.*	230,527	7,109,453
United Airlines Holdings, Inc.*(a)	89,403	2,908,279
		11,284,665
Auto Components — 0.3%
Aptiv PLC*	13,964	1,092,124
Autoliv, Inc. (Sweden), SDR	103,844	7,008,506
Denso Corp. (Japan)	137,000	6,264,075
Gentherm, Inc.*	35,201	1,750,546
LCI Industries(a)	23,621	2,396,587
Magna International, Inc. (Canada)(a)	310,383	14,718,362
Stanley Electric Co. Ltd. (Japan)	257,100	4,036,618
Stoneridge, Inc.*(a)	74,050	1,255,147
Sumitomo Rubber Industries Ltd. (Japan)	298,000	2,372,692
Visteon Corp.*(a)	7,552	800,965
		41,695,622
Automobiles — 1.2%
Honda Motor Co. Ltd. (Japan)	164,400	3,568,432
Lucid Group, Inc.*(a)	88,049	1,230,045
Rivian Automotive, Inc. (Class A Stock)*(a)	127,929	4,210,143
Suzuki Motor Corp. (Japan)	210,300	6,546,669
Tesla, Inc.*	417,656	110,783,254
Toyota Motor Corp. (Japan)	1,697,700	22,189,709
		148,528,252
Banks — 2.7%
Australia & New Zealand Banking Group Ltd. (Australia)	546,917	8,006,210
Bank of America Corp.	1,050,435	31,723,137
BankUnited, Inc.(a)	96,332	3,291,664
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
BNP Paribas SA (France)	208,244	$8,796,072
Citigroup, Inc.	119,200	4,967,064
Citizens Financial Group, Inc.	60,114	2,065,517
Close Brothers Group PLC (United Kingdom)	201,856	2,077,666
DBS Group Holdings Ltd. (Singapore)	338,762	7,836,706
Dime Community Bancshares, Inc.	44,228	1,294,996
DNB Bank ASA (Norway)	1,003,977	15,931,174
East West Bancorp, Inc.(a)	52,212	3,505,514
Erste Group Bank AG (Austria)	153,492	3,364,878
Fifth Third Bancorp	343,531	10,979,251
First BanCorp. (Puerto Rico)	50,901	696,326
First Republic Bank	65,000	8,485,750
Home BancShares, Inc.(a)	123,984	2,790,880
Huntington Bancshares, Inc.(a)	1,141,296	15,042,281
ING Groep NV (Netherlands)	1,861,333	15,948,696
Intesa Sanpaolo SpA (Italy)	2,639,759	4,363,564
JPMorgan Chase & Co.	321,031	33,547,739
Lloyds Banking Group PLC (United Kingdom)	16,919,090	7,647,232
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,603,100	7,262,248
National Bank Holdings Corp. (Class A Stock)(a)	33,918	1,254,627
National Bank of Canada (Canada)	265,519	16,642,151
OFG Bancorp (Puerto Rico)	29,686	746,009
Pacific Premier Bancorp, Inc.(a)	111,443	3,450,275
Pinnacle Financial Partners, Inc.(a)	43,265	3,508,791
Popular, Inc. (Puerto Rico)	55,633	4,008,914
Seacoast Banking Corp. of Florida	111,998	3,385,700
Signature Bank	39,439	5,955,289
Standard Chartered PLC (United Kingdom)	770,477	4,818,991
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	199,181	5,664,648
SVB Financial Group*(a)	15,581	5,231,788
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,359,447	11,159,696
U.S. Bancorp	49,000	1,975,680
United Overseas Bank Ltd. (Singapore)	706,600	12,798,350
Webster Financial Corp.	87,127	3,938,140
Wells Fargo & Co.	976,122	39,259,627
Westamerica BanCorp	52,502	2,745,330
Western Alliance Bancorp	53,957	3,547,133
		329,715,704
Beverages — 1.0%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	3,062	991,016
Coca-Cola Co. (The)	552,611	30,957,268
Constellation Brands, Inc. (Class A Stock)	77,793	17,867,496
Diageo PLC (United Kingdom)	377,089	15,873,007
Keurig Dr. Pepper, Inc.	286,165	10,250,430
Kirin Holdings Co. Ltd. (Japan)	400,300	6,166,921
Monster Beverage Corp.*	168,723	14,672,152
A1

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
PepsiCo, Inc.	163,929	$26,763,049
		123,541,339
Biotechnology — 1.1%
AbbVie, Inc.	265,566	35,641,613
ACADIA Pharmaceuticals, Inc.*	49,921	816,708
Agios Pharmaceuticals, Inc.*(a)	53,420	1,510,718
Alkermes PLC*	88,361	1,973,101
Alnylam Pharmaceuticals, Inc.*	16,833	3,369,293
Amgen, Inc.	28,377	6,396,176
Apellis Pharmaceuticals, Inc.*	19,062	1,301,935
Biogen, Inc.*	37,629	10,046,943
BioMarin Pharmaceutical, Inc.*	19,194	1,627,075
Blueprint Medicines Corp.*	18,786	1,237,810
Denali Therapeutics, Inc.*	23,508	721,460
Exact Sciences Corp.*(a)	22,956	745,840
Exelixis, Inc.*	89,795	1,407,986
Fate Therapeutics, Inc.*(a)	19,870	445,287
Genmab A/S (Denmark)*	14,660	4,716,176
Global Blood Therapeutics, Inc.*	30,949	2,107,627
Horizon Therapeutics PLC*	17,052	1,055,348
IGM Biosciences, Inc.*(a)	70,074	1,593,483
Insmed, Inc.*(a)	113,956	2,454,612
Intellia Therapeutics, Inc.*(a)	8,361	467,882
Ionis Pharmaceuticals, Inc.*	41,334	1,828,203
Iovance Biotherapeutics, Inc.*	70,476	675,160
Karuna Therapeutics, Inc.*(a)	12,058	2,712,206
Moderna, Inc.*	88,242	10,434,616
Neurocrine Biosciences, Inc.*	39,871	4,234,699
Regeneron Pharmaceuticals, Inc.*	19,627	13,520,451
Rocket Pharmaceuticals, Inc.*(a)	88,679	1,415,317
Scholar Rock Holding Corp.*(a)	122,860	851,420
Seagen, Inc.*	17,782	2,433,111
Ultragenyx Pharmaceutical, Inc.*	28,251	1,169,874
Vertex Pharmaceuticals, Inc.*	40,985	11,866,797
Xencor, Inc.*(a)	41,535	1,079,079
		131,858,006
Building Products — 0.2%
Armstrong World Industries, Inc.	39,342	3,117,067
Gibraltar Industries, Inc.*	57,422	2,350,282
Insteel Industries, Inc.(a)	61,584	1,633,824
ROCKWOOL A/S (Denmark) (Class B Stock)	2,775	437,722
Trane Technologies PLC	95,159	13,779,975
Trex Co., Inc.*	37,945	1,667,303
		22,986,173
Capital Markets — 1.2%
Ares Management Corp. (Class A Stock)(a)	57,626	3,569,931
Bank of New York Mellon Corp. (The)	110,861	4,270,366
Blackstone, Inc.(a)	73,480	6,150,276
Blue Owl Capital, Inc.(a)	359,494	3,318,130
Bridgepoint Group PLC (United Kingdom), 144A	1,167,773	2,422,710
Charles Schwab Corp. (The)	284,437	20,442,487
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
CME Group, Inc.	47,729	$8,454,238
Goldman Sachs Group, Inc. (The)	76,705	22,478,400
Intercontinental Exchange, Inc.	117,522	10,618,113
Invesco Ltd.(a)	118,780	1,627,286
Julius Baer Group Ltd. (Switzerland)	207,276	9,045,330
KKR & Co., Inc.	71,792	3,087,056
Lazard Ltd. (Class A Stock)(a)	83,564	2,659,842
LPL Financial Holdings, Inc.	9,509	2,077,526
Macquarie Group Ltd. (Australia)	78,659	7,673,990
Morgan Stanley	84,972	6,713,638
MSCI, Inc.	16,876	7,118,128
S&P Global, Inc.	53,070	16,204,924
State Street Corp.	104,080	6,329,105
Tradeweb Markets, Inc. (Class A Stock)	12,096	682,456
Virtus Investment Partners, Inc.	15,329	2,445,282
XP, Inc. (Brazil) (Class A Stock)*(a)	236,668	4,499,059
		151,888,273
Chemicals — 1.4%
Air Liquide SA (France)	105,992	12,114,792
Air Products & Chemicals, Inc.	50,606	11,777,534
Akzo Nobel NV (Netherlands)	169,339	9,596,434
Albemarle Corp.	3,210	848,852
Asahi Kasei Corp. (Japan)	1,059,400	7,020,978
Axalta Coating Systems Ltd.*(a)	52,789	1,111,736
BASF SE (Germany)	174,129	6,682,793
CF Industries Holdings, Inc.	72,143	6,943,764
Corteva, Inc.(a)	67,624	3,864,712
Covestro AG (Germany), 144A	193,985	5,546,355
Element Solutions, Inc.	178,617	2,906,099
FMC Corp.	53,841	5,690,994
Johnson Matthey PLC (United Kingdom)	373,265	7,535,919
Koninklijke DSM NV (Netherlands)	2,062	234,636
Linde PLC (United Kingdom)(a)	120,654	32,527,112
Minerals Technologies, Inc.	34,941	1,726,435
Nutrien Ltd. (Canada)(a)	96,176	8,019,155
PPG Industries, Inc.	13,625	1,508,151
Quaker Chemical Corp.(a)	8,456	1,220,877
RPM International, Inc.	147,803	12,313,468
Scotts Miracle-Gro Co. (The)(a)	17,632	753,768
Sherwin-Williams Co. (The)	98,121	20,090,275
Shin-Etsu Chemical Co. Ltd. (Japan)	4,400	435,410
Sika AG (Switzerland)	2,870	576,846
Tosoh Corp. (Japan)	108,000	1,203,699
Umicore SA (Belgium)	196,121	5,757,580
		168,008,374
Commercial Services & Supplies — 0.2%
HNI Corp.	80,690	2,139,092
IAA, Inc.*(a)	26,553	845,713
KAR Auction Services, Inc.*(a)	183,922	2,054,409
MSA Safety, Inc.	11,084	1,211,260
Stericycle, Inc.*(a)	44,193	1,860,967
Waste Connections, Inc.(a)	97,456	13,169,229
		21,280,670

A2

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment — 0.3%
Arista Networks, Inc.*	59,769	$6,747,322
Ciena Corp.*	33,139	1,339,810
Cisco Systems, Inc.	237,569	9,502,760
Harmonic, Inc.*	145,201	1,897,777
Lumentum Holdings, Inc.*	9,044	620,147
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	1,983,553	11,594,764
		31,702,580
Construction & Engineering — 0.1%
Quanta Services, Inc.(a)	7,499	955,298
Valmont Industries, Inc.	9,501	2,552,159
WillScot Mobile Mini Holdings Corp.*	221,504	8,933,256
		12,440,713
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	5,650	1,819,809
Vulcan Materials Co.	49,471	7,802,071
		9,621,880
Consumer Finance — 0.1%
Ally Financial, Inc.	31,770	884,159
American Express Co.	88,262	11,907,426
PRA Group, Inc.*	33,422	1,098,247
SLM Corp.	133,126	1,862,433
SoFi Technologies, Inc.*(a)	86,118	420,256
		16,172,521
Containers & Packaging — 0.4%
Amcor PLC, CDI	547,210	5,873,355
Ardagh Metal Packaging SA(a)	90,366	437,372
Avery Dennison Corp.	48,912	7,957,982
Ball Corp.(a)	121,240	5,858,317
Crown Holdings, Inc.(a)	10,678	865,238
Graphic Packaging Holding Co.	122,595	2,420,025
International Paper Co.	115,946	3,675,488
Mayr Melnhof Karton AG (Austria)	393	50,611
Myers Industries, Inc.	149,949	2,469,660
Packaging Corp. of America(a)	57,923	6,504,174
Sealed Air Corp.	138,472	6,163,389
Verallia SA (France), 144A	35,884	806,736
Westrock Co.	68,453	2,114,513
		45,196,860
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	104,567	6,028,288
Service Corp. International	24,557	1,417,921
Strategic Education, Inc.(a)	15,591	957,443
Terminix Global Holdings, Inc.*	37,375	1,431,089
		9,834,741
Diversified Financial Services — 0.9%
Apollo Global Management, Inc.	126,850	5,898,525
Berkshire Hathaway, Inc. (Class B Stock)*	181,894	48,569,336
Challenger Ltd. (Australia)	929,398	3,481,607
Corebridge Financial, Inc.*(a)	439,370	8,651,195
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
Element Fleet Management Corp. (Canada)	1,195,379	$14,105,533
Equitable Holdings, Inc.	466,502	12,292,328
Housing Development Finance Corp. Ltd. (India)	312,153	8,708,922
Mitsubishi HC Capital, Inc. (Japan)	999,500	4,296,074
Voya Financial, Inc.(a)	121,739	7,365,209
		113,368,729
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA (Spain), 144A	26,973	832,025
KT Corp. (South Korea)	230,742	5,800,279
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	108,321	1,787,297
Nippon Telegraph & Telephone Corp. (Japan)	1,261,900	34,036,365
Verizon Communications, Inc.	410,387	15,582,394
		58,038,360
Electric Utilities — 0.7%
American Electric Power Co., Inc.	36,500	3,155,425
Exelon Corp.	246,743	9,242,993
Iberdrola SA (Spain)	40,737	379,839
IDACORP, Inc.	6,302	623,961
MGE Energy, Inc.(a)	6,090	399,687
NextEra Energy, Inc.	386,072	30,271,906
OGE Energy Corp.	45,765	1,668,592
PG&E Corp.*(a)	996,745	12,459,312
Southern Co. (The)(a)	311,726	21,197,368
Xcel Energy, Inc.	51,710	3,309,440
		82,708,523
Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	584,344	15,087,428
AMETEK, Inc.	12,693	1,439,513
Generac Holdings, Inc.*(a)	34,640	6,170,770
Hubbell, Inc.	19,059	4,250,157
Legrand SA (France)	169,233	10,942,453
Mitsubishi Electric Corp. (Japan)	1,364,600	12,346,968
Plug Power, Inc.*(a)	98,034	2,059,694
Prysmian SpA (Italy)	357,979	10,253,911
Rockwell Automation, Inc.(a)	31,248	6,721,757
Schneider Electric SE	7,030	794,044
Sensata Technologies Holding PLC(a)	59,440	2,215,923
Shoals Technologies Group, Inc. (Class A Stock)*(a)	119,345	2,571,885
Sunrun, Inc.*(a)	79,580	2,195,612
Thermon Group Holdings, Inc.*	61,506	947,807
		77,997,922
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	4,403	294,825
Belden, Inc.	56,766	3,407,095
Cognex Corp.	61,463	2,547,641
Coherent Corp.*	16,338	569,379
Hamamatsu Photonics KK (Japan)	185,800	7,963,811
Largan Precision Co. Ltd. (Taiwan)	51,000	2,673,468

A3

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Littelfuse, Inc.(a)	15,679	$3,115,261
Murata Manufacturing Co. Ltd. (Japan)	209,600	9,647,297
National Instruments Corp.	68,538	2,586,624
Omron Corp. (Japan)	92,000	4,215,188
Teledyne Technologies, Inc.*(a)	35,771	12,071,640
		49,092,229
Energy Equipment & Services — 0.3%
Baker Hughes Co.(a)	26,649	558,563
Cactus, Inc. (Class A Stock)(a)	22,654	870,593
ChampionX Corp.(a)	36,558	715,440
Halliburton Co.	491,448	12,099,450
Liberty Energy, Inc. (Class A Stock)*	37,129	470,796
NexTier Oilfield Solutions, Inc.*	74,898	554,245
TechnipFMC PLC (United Kingdom)*(a)	480,377	4,063,989
Tenaris SA, ADR(a)	25,283	653,313
TGS ASA (Norway)	35,735	436,766
Tidewater, Inc.*(a)	88,885	1,928,805
Worley Ltd. (Australia)	1,126,621	9,184,979
		31,536,939
Entertainment — 0.5%
Activision Blizzard, Inc.	97,746	7,266,438
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	38,563	268,784
Endeavor Group Holdings, Inc. (Class A Stock)*(a)	20,090	407,023
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	74,782	4,374,747
Madison Square Garden Sports Corp.*	4,557	622,760
Netflix, Inc.*	55,456	13,056,561
ROBLOX Corp. (Class A Stock)*(a)	31,548	1,130,680
Roku, Inc.*(a)	14,407	812,555
Walt Disney Co. (The)*	334,404	31,544,329
Warner Music Group Corp. (Class A Stock)	39,812	924,036
		60,407,913
Equity Real Estate Investment Trusts (REITs) — 2.3%
Acadia Realty Trust	351,019	4,429,860
Alexandria Real Estate Equities, Inc.	54,317	7,614,700
American Homes 4 Rent (Class A Stock)	251,277	8,244,398
American Tower Corp.	68,852	14,782,524
Apartment Income REIT Corp.	78,406	3,028,040
Apple Hospitality REIT, Inc.	191,809	2,696,835
AvalonBay Communities, Inc.	50,147	9,236,576
Big Yellow Group PLC (United Kingdom)	37,218	440,463
Camden Property Trust	40,790	4,872,366
Canadian Apartment Properties REIT (Canada)	19,331	589,159
CapitaLand Integrated Commercial Trust (Singapore)	546,400	726,813
Crown Castle, Inc.	19,886	2,874,521
CubeSmart	206,292	8,264,058
Daiwa Office Investment Corp. (Japan)	181	841,939
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Derwent London PLC (United Kingdom)	34,632	$781,304
Digital Core REIT Management Pte Ltd. (Singapore)	1,412,400	983,755
Douglas Emmett, Inc.(a)	163,969	2,939,964
EastGroup Properties, Inc.(a)	36,007	5,197,250
Equinix, Inc.	37,373	21,259,257
Equity LifeStyle Properties, Inc.	191,016	12,003,445
Equity Residential	75,226	5,056,692
Essex Property Trust, Inc.	37,400	9,059,402
Extra Space Storage, Inc.	35,217	6,082,328
Federal Realty Investment Trust	4,010	361,381
Gecina SA (France)	4,333	339,359
Goodman Group (Australia)	123,887	1,252,103
Great Portland Estates PLC (United Kingdom)	1,109,751	5,410,836
Hoshino Resorts REIT, Inc. (Japan)	88	408,789
Host Hotels & Resorts, Inc.	60,115	954,626
Industrial & Infrastructure Fund Investment Corp. (Japan)	945	1,070,812
JBG SMITH Properties	33,318	619,048
Kilroy Realty Corp.	48,175	2,028,649
Kimco Realty Corp.	28,415	523,120
Lendlease Global Commercial REIT (Singapore)	1,337,100	708,474
Mitsui Fudosan Logistics Park, Inc. (Japan)	222	759,791
Pebblebrook Hotel Trust(a)	96,968	1,407,006
PotlatchDeltic Corp.(a)	67,848	2,784,482
Prologis, Inc.	216,842	22,031,147
Public Storage	52,897	15,488,771
Rayonier, Inc.	109,004	3,266,850
Regency Centers Corp.	64,655	3,481,672
Rexford Industrial Realty, Inc.	223,333	11,613,316
Saul Centers, Inc.	32,948	1,235,550
SBA Communications Corp.	103,786	29,542,685
Scentre Group (Australia)	4,418,705	7,219,633
Simon Property Group, Inc.	121,246	10,881,828
SL Green Realty Corp.(a)	22,114	888,098
Summit Industrial Income REIT (Canada)	143,593	1,778,605
Sun Communities, Inc.	33,026	4,469,409
Terreno Realty Corp.	124,212	6,581,994
UNITE Group PLC (The) (United Kingdom)	91,210	865,971
Ventas, Inc.	60,444	2,428,035
Warehouses De Pauw CVA (Belgium)	32,578	800,136
Welltower, Inc.(a)	171,095	11,004,830
Weyerhaeuser Co.	44,402	1,268,121
WP Carey, Inc.(a)	15,863	1,107,237
		286,588,013
Food & Staples Retailing — 0.7%
BJ’s Wholesale Club Holdings, Inc.*	36,502	2,657,711
Casey’s General Stores, Inc.(a)	8,467	1,714,737
Costco Wholesale Corp.	60,034	28,352,257
Seven & i Holdings Co. Ltd. (Japan)	391,100	15,710,500
Sprouts Farmers Market, Inc.*(a)	90,334	2,506,768

A4

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Walmart, Inc.	225,238	$29,213,369
Welcia Holdings Co. Ltd. (Japan)	157,700	3,327,860
		83,483,202
Food Products — 0.9%
Bakkafrost P/F (Faroe Islands)	19,822	788,917
Barry Callebaut AG (Switzerland)	4,278	8,064,095
Bunge Ltd.	45,805	3,782,119
Conagra Brands, Inc.	142,634	4,654,148
Darling Ingredients, Inc.*	118,695	7,851,674
Freshpet, Inc.*(a)	11,015	551,741
Mondelez International, Inc. (Class A Stock)	280,281	15,367,807
Mriya Agro Holding PLC (Ukraine)*^	1,223	14
Mriya Recovery Certificates (Ukraine)*^	1,359,527	13,324
Nestle SA	516,187	55,829,404
Post Holdings, Inc.*(a)	24,240	1,985,498
TreeHouse Foods, Inc.*(a)	30,667	1,300,894
Wilmar International Ltd. (China)	4,727,400	12,576,721
		112,766,356
Gas Utilities — 0.1%
Beijing Enterprises Holdings Ltd. (China)	1,135,000	3,180,909
Chesapeake Utilities Corp.	6,248	720,956
National Fuel Gas Co.	36,867	2,269,164
ONE Gas, Inc.	18,755	1,320,164
Southwest Gas Holdings, Inc.	27,865	1,943,584
		9,434,777
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	137,116	13,267,344
Alcon, Inc. (Switzerland)	75,173	4,366,457
Atrion Corp.(a)	2,923	1,651,495
Avanos Medical, Inc.*	86,845	1,891,484
Becton, Dickinson & Co.	75,483	16,819,877
Cooper Cos., Inc. (The)	11,327	2,989,195
Dexcom, Inc.*	107,588	8,665,138
Elekta AB (Sweden) (Class B Stock)	1,024,391	5,202,895
Enovis Corp.*(a)	13,079	602,550
Envista Holdings Corp.*(a)	39,105	1,283,035
ICU Medical, Inc.*(a)	7,308	1,100,585
Insulet Corp.*	7,723	1,771,656
Intuitive Surgical, Inc.*	102,873	19,282,515
Koninklijke Philips NV (Netherlands)	534,717	8,232,771
Medtronic PLC	111,551	9,007,743
Nevro Corp.*	10,597	493,820
Novocure Ltd.*(a)	10,597	805,160
Penumbra, Inc.*(a)	18,978	3,598,229
QuidelOrtho Corp.*	7,476	534,384
Shockwave Medical, Inc.*	6,997	1,945,656
Siemens Healthineers AG (Germany), 144A	283,187	12,147,449
STERIS PLC(a)	22,999	3,824,274
Stryker Corp.	85,443	17,305,625
Zimmer Biomet Holdings, Inc.	88,349	9,236,888
		146,026,225
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.*	38,570	$3,015,403
Amedisys, Inc.*(a)	6,953	672,981
Centene Corp.*	124,083	9,654,898
Cigna Corp.	31,803	8,824,378
CVS Health Corp.	107,580	10,259,905
Elevance Health, Inc.	45,566	20,697,900
Fresenius SE & Co. KGaA (Germany)	327,158	6,973,439
Guardant Health, Inc.*(a)	36,327	1,955,482
HCA Healthcare, Inc.	17,250	3,170,378
Humana, Inc.	30,254	14,678,938
McKesson Corp.	8,486	2,884,137
Molina Healthcare, Inc.*	27,224	8,979,564
Pennant Group, Inc. (The)*(a)	68,675	714,907
Select Medical Holdings Corp.	143,191	3,164,521
U.S. Physical Therapy, Inc.(a)	15,572	1,183,784
UnitedHealth Group, Inc.	136,809	69,094,017
		165,924,632
Health Care Technology — 0.1%
Multiplan Corp.*(a)	301,362	861,895
Phreesia, Inc.*(a)	36,784	937,257
Teladoc Health, Inc.*(a)	31,534	799,387
Veeva Systems, Inc. (Class A Stock)*	47,906	7,898,741
		10,497,280
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc. (Class A Stock)*(a)	37,863	3,977,130
Aramark	30,624	955,469
Booking Holdings, Inc.*	6,582	10,815,608
Chipotle Mexican Grill, Inc.*(a)	10,561	15,870,648
Choice Hotels International, Inc.(a)	25,368	2,778,303
Compass Group PLC (United Kingdom)	754,913	15,032,147
DraftKings, Inc. (Class A Stock)*(a)	87,341	1,322,343
H World Group Ltd. (China)	95,200	324,394
Hilton Worldwide Holdings, Inc.	92,991	11,216,574
InterContinental Hotels Group PLC (United Kingdom)	21,958	1,057,538
Jack in the Box, Inc.	24,238	1,795,309
Kyoritsu Maintenance Co. Ltd. (Japan)	21,600	892,462
Las Vegas Sands Corp.*(a)	143,492	5,383,820
Marriott International, Inc. (Class A Stock)	75,037	10,515,685
Marriott Vacations Worldwide Corp.(a)	12,180	1,484,255
McDonald’s Corp.	107,180	24,730,713
MGM Resorts International(a)	160,891	4,781,680
Papa John’s International, Inc.(a)	14,251	997,712
Planet Fitness, Inc. (Class A Stock)*(a)	16,371	943,952
Red Robin Gourmet Burgers, Inc.*	159,944	1,076,423
Starbucks Corp.	160,441	13,518,759
Vail Resorts, Inc.	7,297	1,573,525
Wingstop, Inc.(a)	13,906	1,744,091
Wynn Resorts Ltd.*(a)	44,358	2,795,885
		135,584,425
Household Durables — 0.3%
Meritage Homes Corp.*	46,177	3,244,858

A5

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
NVR, Inc.*	1,405	$5,601,847
Panasonic Holdings Corp. (Japan)	1,094,800	7,687,730
Persimmon PLC (United Kingdom)	439,051	6,004,581
Sony Group Corp. (Japan)	175,700	11,317,622
Tempur Sealy International, Inc.(a)	81,120	1,958,237
		35,814,875
Household Products — 0.4%
Colgate-Palmolive Co.	32,349	2,272,517
Kimberly-Clark Corp.	42,606	4,794,879
Procter & Gamble Co. (The)	299,338	37,791,423
		44,858,819
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	406,200	5,744,272
Vistra Corp.	61,388	1,289,148
		7,033,420
Industrial Conglomerates — 0.8%
DCC PLC (United Kingdom)	114,512	5,946,908
General Electric Co.	524,849	32,493,401
Honeywell International, Inc.	136,504	22,792,073
Melrose Industries PLC (United Kingdom)	6,442,360	7,203,640
Siemens AG (Germany)	312,425	30,537,318
		98,973,340
Insurance — 2.2%
AIA Group Ltd. (Hong Kong)	551,200	4,589,240
American International Group, Inc.	345,914	16,423,997
Arch Capital Group Ltd.*	6,574	299,380
Assurant, Inc.	57,845	8,403,143
AXA SA (France)	1,026,482	22,411,096
Axis Capital Holdings Ltd.	66,281	3,257,711
Chubb Ltd.	121,230	22,049,312
CNA Financial Corp.	10,840	399,996
Definity Financial Corp. (Canada)(a)	96,917	2,723,653
Direct Line Insurance Group PLC (United Kingdom)	1,778,346	3,669,010
Fidelity National Financial, Inc.	41,778	1,512,364
First American Financial Corp.	40,357	1,860,458
Hanover Insurance Group, Inc. (The)(a)	13,086	1,676,840
Hartford Financial Services Group, Inc. (The)	306,172	18,964,294
Kemper Corp.	44,945	1,854,431
Manulife Financial Corp. (Canada)	525,605	8,249,261
Markel Corp.*	404	438,025
Marsh & McLennan Cos., Inc.	45,628	6,811,804
MetLife, Inc.	192,729	11,714,069
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	105,877	25,486,783
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	8,822,000	9,122,688
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	694,500	$3,464,718
RenaissanceRe Holdings Ltd. (Bermuda)(a)	105,229	14,773,099
Sampo OYJ (Finland) (Class A Stock)	379,282	16,192,166
Selective Insurance Group, Inc.(a)	47,455	3,862,837
Storebrand ASA (Norway)	1,375,953	9,525,864
Sun Life Financial, Inc. (Canada)(a)	391,607	15,572,427
Tokio Marine Holdings, Inc. (Japan)	890,400	15,825,195
Zurich Insurance Group AG (Switzerland)	41,211	16,428,800
		267,562,661
Interactive Media & Services — 1.8%
Alphabet, Inc. (Class A Stock)*	633,643	60,607,953
Alphabet, Inc. (Class C Stock)*	980,884	94,311,997
IAC, Inc.*(a)	23,508	1,301,873
Meta Platforms, Inc. (Class A Stock)*(a)	331,216	44,939,387
NAVER Corp. (South Korea)	35,744	4,761,681
Pinterest, Inc. (Class A Stock)*	70,532	1,643,396
Snap, Inc. (Class A Stock)*	146,418	1,437,825
Tencent Holdings Ltd. (China)	90,500	3,056,757
Z Holdings Corp. (Japan)	1,811,300	4,801,149
ZoomInfo Technologies, Inc.*	52,575	2,190,274
		219,052,292
Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd. (China), ADR*	24,897	1,991,511
Amazon.com, Inc.*	1,208,397	136,548,861
ASOS PLC (United Kingdom)*(a)	292,214	1,837,725
DoorDash, Inc. (Class A Stock)*(a)	21,549	1,065,598
RealReal, Inc. (The)*(a)	531,222	796,833
Wayfair, Inc. (Class A Stock)*(a)	16,334	531,672
Zalando SE (Germany), 144A*	191,920	3,748,763
		146,520,963
IT Services — 1.9%
Accenture PLC (Class A Stock)	131,900	33,937,870
Adyen NV (Netherlands), 144A*	2,746	3,424,707
Affirm Holdings, Inc.*(a)	52,075	976,927
Amadeus IT Group SA (Spain)*	125,660	5,825,930
Block, Inc.*(a)	55,992	3,079,000
Cloudflare, Inc. (Class A Stock)*(a)	22,234	1,229,763
Cognizant Technology Solutions Corp. (Class A Stock)	54,761	3,145,472
Euronet Worldwide, Inc.*	22,531	1,706,949
Fiserv, Inc.*	308,799	28,894,322
FleetCor Technologies, Inc.*	101,253	17,837,741
Global Payments, Inc.	151,433	16,362,336
GoDaddy, Inc. (Class A Stock)*(a)	7,580	537,270
Mastercard, Inc. (Class A Stock)	117,939	33,534,775
MongoDB, Inc.*(a)	25,519	5,067,053
NTT Data Corp. (Japan)	1,257,600	16,244,549
Okta, Inc.*	19,653	1,117,666
Snowflake, Inc. (Class A Stock)*(a)	36,454	6,195,722

A6

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
SS&C Technologies Holdings, Inc.	24,826	$1,185,441
Twilio, Inc. (Class A Stock)*	25,207	1,742,812
Visa, Inc. (Class A Stock)(a)	266,426	47,330,579
WEX, Inc.*(a)	12,817	1,626,990
		231,003,874
Leisure Products — 0.0%
Mattel, Inc.*(a)	87,494	1,657,136
Peloton Interactive, Inc. (Class A Stock)*(a)	91,688	635,398
		2,292,534
Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp.*(a)	200,729	1,429,191
Agilent Technologies, Inc.	66,859	8,126,711
Avantor, Inc.*	80,150	1,570,940
Bruker Corp.	48,852	2,592,087
Charles River Laboratories International, Inc.*	11,000	2,164,800
Danaher Corp.	120,974	31,246,374
Evotec SE (Germany)*	181,470	3,155,006
Illumina, Inc.*	9,739	1,858,104
Repligen Corp.*(a)	8,306	1,554,136
Thermo Fisher Scientific, Inc.	66,538	33,747,408
West Pharmaceutical Services, Inc.	9,364	2,304,293
		89,749,050
Machinery — 0.8%
AGCO Corp.	30,898	2,971,461
Alamo Group, Inc.	9,134	1,116,814
Alfa Laval AB (Sweden)	29,555	732,876
Caterpillar, Inc.	25,438	4,173,867
Chart Industries, Inc.*(a)	5,308	978,530
Cummins, Inc.	79,641	16,207,740
Deere & Co.	6,542	2,184,308
Epiroc AB (Sweden) (Class A Stock)	158,784	2,271,485
Epiroc AB (Sweden) (Class B Stock)	63,478	800,436
Esab Corp.(a)	40,878	1,363,690
Fortive Corp.(a)	79,622	4,641,963
Helios Technologies, Inc.(a)	42,478	2,149,387
Hillenbrand, Inc.(a)	25,335	930,301
Ingersoll Rand, Inc.	257,116	11,122,838
KION Group AG (Germany)	188,220	3,604,634
Metso Outotec OYJ (Finland)	360,397	2,389,999
Middleby Corp. (The)*(a)	24,588	3,151,444
Mueller Water Products, Inc. (Class A Stock)	246,893	2,535,591
Otis Worldwide Corp.	88,351	5,636,794
PACCAR, Inc.	134,979	11,296,392
Sandvik AB (Sweden)	204,497	2,787,613
SMC Corp. (Japan)	10,100	4,110,401
Stanley Black & Decker, Inc.	81,400	6,122,094
THK Co. Ltd. (Japan)	205,500	3,547,917
Timken Co. (The)	15,713	927,695
Toro Co. (The)(a)	18,976	1,641,044
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Weir Group PLC (The) (United Kingdom)	205,621	$3,183,265
		102,580,579
Media — 0.3%
Cable One, Inc.(a)	1,768	1,508,193
Charter Communications, Inc. (Class A Stock)*(a)	9,369	2,842,086
Comcast Corp. (Class A Stock)	227,240	6,664,949
CyberAgent, Inc. (Japan)	872,300	7,344,860
Liberty Broadband Corp. (Class C Stock)*	35,282	2,603,812
Scholastic Corp.	47,692	1,467,006
Stroeer SE & Co. KGaA (Germany)	88,454	3,331,658
Trade Desk, Inc. (The) (Class A Stock)*(a)	63,151	3,773,272
WPP PLC (United Kingdom)	1,301,577	10,744,771
		40,280,607
Metals & Mining — 1.3%
Alrosa PJSC (Russia)^	1,356,440	2
Antofagasta PLC (Chile)	659,600	8,082,591
BHP Group Ltd. (Australia) (XASX)	839,929	20,879,067
BHP Group Ltd. (Australia) (XLON)	476,610	11,868,200
BlueScope Steel Ltd. (Australia)	185,572	1,802,209
Boliden AB (Sweden)	196,974	6,085,694
Carpenter Technology Corp.(a)	61,770	1,923,518
Central Asia Metals PLC (United Kingdom)	522,067	1,263,324
ERO Copper Corp. (Brazil)*	37,573	415,347
Franco-Nevada Corp. (Canada)	18,459	2,204,897
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	660,641	2,231,277
IGO Ltd. (Australia)	2,867,778	25,226,437
Impala Platinum Holdings Ltd. (South Africa)	25,498	237,071
K92 Mining, Inc. (Canada)*	927,863	5,306,488
Karora Resources, Inc. (Canada)*	585,563	1,208,133
MMC Norilsk Nickel PJSC (Russia)^	5,243	—
Newmont Corp.	780	32,783
Nippon Steel Corp. (Japan)	155,800	2,162,234
Norsk Hydro ASA (Norway)	274,348	1,472,131
Northern Star Resources Ltd. (Australia)	685,363	3,431,813
Nucor Corp.(a)	36,670	3,923,323
Orla Mining Ltd. (Canada)*	234,141	764,452
OZ Minerals Ltd. (Australia)	46,831	774,739
Perseus Mining Ltd. (Australia)	2,285,767	2,223,674
Polyus PJSC (Russia)^	4,693	—
POSCO Holdings, Inc. (South Korea)	9,942	1,450,217
Reliance Steel & Aluminum Co.	57,079	9,955,148
Rhyolite Resources Ltd. (Canada)*	476,727	78,514
Rio Tinto Ltd. (Australia)	98,381	5,951,301
Rio Tinto PLC (Australia)	121,296	6,562,827
Royal Gold, Inc.(a)	4,106	385,225
Sibanye Stillwater Ltd. (South Africa)	196,471	451,004
South32 Ltd. (Australia)	3,459,242	8,211,929
Southern Copper Corp. (Peru)(a)	39,598	1,775,574

A7

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.(a)	108,869	$7,724,256
Tietto Minerals Ltd. (Australia)*	3,154,115	869,402
Vale SA (Brazil)	164,284	2,198,229
Victoria Gold Corp. (Canada)*	190,438	1,129,104
Wesdome Gold Mines Ltd. (Canada)*	647,830	4,380,304
Wheaton Precious Metals Corp. (Brazil)	27,916	903,958
		155,546,396
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.(a)	69,464	1,192,002
Franklin BSP Realty Trust, Inc.(a)	174,244	1,876,608
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	34,852	1,043,120
PennyMac Mortgage Investment Trust(a)	198,162	2,334,349
		6,446,079
Multiline Retail — 0.2%
Dollar General Corp.	46,068	11,049,870
Dollar Tree, Inc.*(a)	42,823	5,828,210
Kohl’s Corp.(a)	85,725	2,155,984
Next PLC (United Kingdom)	133,410	7,080,849
Ollie’s Bargain Outlet Holdings, Inc.*(a)	26,781	1,381,900
		27,496,813
Multi-Utilities — 0.7%
Ameren Corp.(a)	154,238	12,423,871
CMS Energy Corp.	66,410	3,867,718
Dominion Energy, Inc.	256,506	17,727,130
Engie SA (France)	1,448,762	16,675,090
National Grid PLC (United Kingdom)	1,039,981	10,705,680
Sempra Energy	114,721	17,201,267
WEC Energy Group, Inc.	90,729	8,113,894
		86,714,650
Oil, Gas & Consumable Fuels — 2.2%
Aker BP ASA (Norway)	54,094	1,552,743
Canadian Natural Resources Ltd. (Canada)	21,871	1,018,066
Cheniere Energy, Inc.	33,509	5,559,478
Chevron Corp.	243,808	35,027,895
ConocoPhillips	362,278	37,075,530
Devon Energy Corp.(a)	58,921	3,542,920
EOG Resources, Inc.	155,712	17,397,702
Equinor ASA (Norway)	928,412	30,617,851
Equitrans Midstream Corp.(a)	542,686	4,059,291
Exxon Mobil Corp.	301,035	26,283,366
Galp Energia SGPS SA (Portugal)	152,960	1,471,688
Hess Corp.	105,240	11,470,108
Magnolia Oil & Gas Corp. (Class A Stock)(a)	200,307	3,968,082
Marathon Petroleum Corp.(a)	111,663	11,091,486
Matador Resources Co.(a)	12,240	598,781
NAC Kazatomprom JSC (Kazakhstan), GDR	55,148	1,374,905
Ovintiv, Inc.	54,178	2,492,188
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
PDC Energy, Inc.	31,350	$1,811,716
Pioneer Natural Resources Co.(a)	44,444	9,623,459
Shell PLC (Netherlands)	83,202	2,064,069
Shell PLC (Netherlands), ADR	222,571	11,075,133
SM Energy Co.	42,968	1,616,026
Targa Resources Corp.	58,178	3,510,461
TC Energy Corp. (Canada)(a)	92,296	3,718,606
Texas Pacific Land Corp.(a)	1,566	2,783,142
TotalEnergies SE (France)(a)	600,450	28,169,862
TotalEnergies SE (France), ADR(a)	295,536	13,748,335
Woodside Energy Group Ltd. (Australia)	79,627	1,622,076
		274,344,965
Paper & Forest Products — 0.1%
Mondi PLC (Austria)	28,492	437,707
Stora Enso OYJ (Finland) (Class R Stock)	716,959	9,107,851
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	56,299	714,349
UPM-Kymmene OYJ (Finland)	40,593	1,288,196
West Fraser Timber Co. Ltd. (Canada) (TSE)	5,761	416,764
West Fraser Timber Co. Ltd. (Canada) (NYSE)	18,900	1,370,061
		13,334,928
Personal Products — 0.5%
BellRing Brands, Inc.*(a)	42,001	865,641
Estee Lauder Cos., Inc. (The) (Class A Stock)	46,398	10,017,328
Haleon PLC (United Kingdom), ADR*(a)	366,634	2,232,801
L’Oreal SA (France)	47,532	15,197,980
Olaplex Holdings, Inc.*(a)	52,167	498,195
Pola Orbis Holdings, Inc. (Japan)	100,900	1,139,648
Unilever PLC (United Kingdom)	643,025	28,254,424
		58,206,017
Pharmaceuticals — 2.9%
Arvinas, Inc.*(a)	25,013	1,112,828
Astellas Pharma, Inc. (Japan)	1,406,100	18,627,026
AstraZeneca PLC (United Kingdom), ADR	615,260	33,740,858
Bayer AG (Germany)	285,886	13,172,067
Bristol-Myers Squibb Co.	53,551	3,806,941
Elanco Animal Health, Inc.*	873,585	10,841,190
Eli Lilly & Co.	178,654	57,767,771
GSK PLC, ADR(a)	255,331	7,514,391
Ipsen SA (France)	37,710	3,490,065
Johnson & Johnson	257,176	42,012,271
Merck & Co., Inc.	161,402	13,899,940
Novartis AG (Switzerland)	337,700	25,745,232
Otsuka Holdings Co. Ltd. (Japan)	260,700	8,255,035
Pacira BioSciences, Inc.*	21,722	1,155,393
Pfizer, Inc.	426,111	18,646,617
Roche Holding AG	110,779	36,062,195

A8

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Royalty Pharma PLC (Class A Stock)	49,978	$2,008,116
Sanofi (France)	342,776	26,101,199
Sanofi (France), ADR	98,674	3,751,586
Viatris, Inc.	833,282	7,099,563
Zoetis, Inc.	153,531	22,767,112
		357,577,396
Professional Services — 0.4%
ALS Ltd. (Australia)	368,393	2,386,803
Booz Allen Hamilton Holding Corp.	25,010	2,309,673
Clarivate PLC*(a)	42,631	400,305
CoStar Group, Inc.*	89,000	6,198,850
Huron Consulting Group, Inc.*	28,570	1,892,763
Korn Ferry	20,950	983,603
Recruit Holdings Co. Ltd. (Japan)	328,400	9,459,777
TechnoPro Holdings, Inc. (Japan)	417,800	8,899,761
Teleperformance (France)	37,374	9,481,179
TransUnion	102,879	6,120,272
Upwork, Inc.*(a)	33,260	453,001
		48,585,987
Real Estate Management & Development — 0.2%
China Resources Mixc Lifestyle Services Ltd. (China), 144A	154,400	589,316
eXp World Holdings, Inc.(a)	64,216	719,861
Fabege AB (Sweden)	71,243	483,925
Hongkong Land Holdings Ltd. (Hong Kong)	339,700	1,492,649
Howard Hughes Corp. (The)*	7,230	400,470
Katitas Co. Ltd. (Japan)	21,800	485,360
Kojamo OYJ (Finland)	78,738	1,014,069
Mitsui Fudosan Co. Ltd. (Japan)	850,700	16,205,823
Opendoor Technologies, Inc.*(a)	203,332	632,363
Shurgard Self Storage SA (Belgium)	15,664	636,815
St. Joe Co. (The)(a)	45,238	1,448,973
Sun Hung Kai Properties Ltd. (Hong Kong)	106,166	1,171,677
Tokyo Tatemono Co. Ltd. (Japan)	61,700	877,894
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	263,000	1,192,281
Zillow Group, Inc. (Class C Stock)*(a)	12,058	344,979
		27,696,455
Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)(a)	129,121	8,614,953
Central Japan Railway Co. (Japan)	60,700	7,125,635
CSX Corp.	347,800	9,265,392
J.B. Hunt Transport Services, Inc.(a)	30,490	4,769,246
Norfolk Southern Corp.	18,816	3,944,774
Old Dominion Freight Line, Inc.(a)	50,430	12,545,471
Ryder System, Inc.	38,789	2,928,182
Saia, Inc.*(a)	32,819	6,235,610
Uber Technologies, Inc.*	201,141	5,330,237
Union Pacific Corp.	4,322	842,012
XPO Logistics, Inc.*(a)	5,786	257,593
		61,859,105
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.*	330,896	$20,965,571
ASML Holding NV (Netherlands) (XAMS)	47,096	19,510,887
ASML Holding NV (Netherlands) (XNGS)	8,249	3,426,222
Broadcom, Inc.	101,542	45,085,663
Entegris, Inc.	53,760	4,463,155
KLA Corp.	47,034	14,233,899
Lam Research Corp.	9,299	3,403,434
Lattice Semiconductor Corp.*	41,291	2,031,930
Marvell Technology, Inc.	292,989	12,572,158
Monolithic Power Systems, Inc.	12,158	4,418,217
NVIDIA Corp.	392,668	47,665,969
NXP Semiconductors NV (China)(a)	97,285	14,350,510
ON Semiconductor Corp.*(a)	159,045	9,913,275
QUALCOMM, Inc.	153,205	17,309,101
Renesas Electronics Corp. (Japan)*	526,900	4,417,129
Semtech Corp.*	31,544	927,709
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,211,749	29,317,601
Tokyo Electron Ltd. (Japan)	32,200	7,933,917
Wolfspeed, Inc.*(a)	17,568	1,815,828
		263,762,175
Software — 3.7%
Adobe, Inc.*	54,229	14,923,821
Avalara, Inc.*	23,899	2,193,928
Bill.com Holdings, Inc.*(a)	17,491	2,315,284
Black Knight, Inc.*	81,142	5,252,322
Cadence Design Systems, Inc.*	44,963	7,348,303
CommVault Systems, Inc.*	29,715	1,576,084
Confluent, Inc. (Class A Stock)*(a)	53,049	1,260,975
Coupa Software, Inc.*(a)	19,250	1,131,900
Crowdstrike Holdings, Inc. (Class A Stock)*	31,867	5,252,000
Datadog, Inc. (Class A Stock)*	31,559	2,801,808
Descartes Systems Group, Inc. (The) (Canada)*	52,616	3,342,694
DocuSign, Inc.*	27,145	1,451,443
Dynatrace, Inc.*	12,423	432,445
Fair Isaac Corp.*	5,035	2,074,470
Five9, Inc.*(a)	26,241	1,967,550
Fortinet, Inc.*	169,037	8,304,788
HubSpot, Inc.*	14,736	3,980,488
Intuit, Inc.	44,509	17,239,226
Manhattan Associates, Inc.*	8,806	1,171,462
Microsoft Corp.	1,027,607	239,329,670
NortonLifeLock, Inc.	172,674	3,477,654
Palantir Technologies, Inc. (Class A Stock)*(a)	99,541	809,268
Palo Alto Networks, Inc.*(a)	35,809	5,865,156
Paylocity Holding Corp.*(a)	7,381	1,783,102
RingCentral, Inc. (Class A Stock)*	12,913	516,003
Roper Technologies, Inc.	45,399	16,327,296
Salesforce, Inc.*	317,928	45,730,764
SAP SE (Germany)	172,563	14,063,051
SentinelOne, Inc. (Class A Stock)*(a)	37,317	953,823
ServiceNow, Inc.*(a)	29,000	10,950,690

A9

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Splunk, Inc.*	23,625	$1,776,600
SPS Commerce, Inc.*(a)	13,707	1,702,821
Synopsys, Inc.*	50,339	15,379,068
UiPath, Inc. (Class A Stock)*(a)	53,939	680,171
Unity Software, Inc.*(a)	10,268	327,138
VMware, Inc. (Class A Stock)	17,820	1,897,117
Workday, Inc. (Class A Stock)*(a)	61,525	9,365,335
Workiva, Inc.*	10,200	793,560
Zendesk, Inc.*	18,035	1,372,464
Zoom Video Communications, Inc. (Class A Stock)*(a)	72,790	5,356,616
Zscaler, Inc.*(a)	4,750	780,758
		463,259,116
Specialty Retail — 1.0%
AutoZone, Inc.*(a)	4,582	9,814,323
Burlington Stores, Inc.*(a)	56,766	6,351,548
Carvana Co.*(a)	23,960	486,388
Five Below, Inc.*	17,372	2,391,603
Floor & Decor Holdings, Inc. (Class A Stock)*	17,990	1,263,977
GameStop Corp. (Class A Stock)*(a)	23,360	587,037
Home Depot, Inc. (The)	148,386	40,945,633
Kingfisher PLC (United Kingdom)	4,164,841	10,138,129
Lowe’s Cos., Inc.	71,652	13,456,962
Monro, Inc.(a)	41,549	1,805,720
Murphy USA, Inc.(a)	10,028	2,756,797
O’Reilly Automotive, Inc.*	20,293	14,273,082
RH*(a)	4,141	1,018,976
Ross Stores, Inc.	123,242	10,385,603
TJX Cos., Inc. (The)	125,750	7,811,590
Ulta Beauty, Inc.*(a)	13,221	5,304,133
Williams-Sonoma, Inc.(a)	4,750	559,787
		129,351,288
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	2,096,473	289,732,569
Dell Technologies, Inc. (Class C Stock)(a)	14,616	499,429
Pure Storage, Inc. (Class A Stock)*(a)	198,855	5,442,661
Samsung Electronics Co. Ltd. (South Korea)	457,280	16,790,980
		312,465,639
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.*	13,805	530,664
Deckers Outdoor Corp.*	4,488	1,402,994
Dr. Martens PLC (United Kingdom)	1,304,105	3,195,236
EssilorLuxottica SA (France)	79,861	10,854,933
Kering SA (France)	19,924	8,837,265
Lululemon Athletica, Inc.*	12,885	3,602,131
Moncler SpA (Italy)	200,636	8,190,870
NIKE, Inc. (Class B Stock)	213,520	17,747,782
Samsonite International SA, 144A*	2,066,100	4,955,343
Steven Madden Ltd.(a)	24,611	656,375
		59,973,593
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance — 0.0%
Capitol Federal Financial, Inc.	149,049	$1,237,107
PennyMac Financial Services, Inc.(a)	58,399	2,505,317
WSFS Financial Corp.(a)	65,749	3,054,698
		6,797,122
Tobacco — 0.2%
Altria Group, Inc.(a)	213,376	8,616,123
Philip Morris International, Inc.(a)	229,999	19,092,217
		27,708,340
Trading Companies & Distributors — 0.4%
Air Lease Corp.	60,906	1,888,695
Ashtead Group PLC (United Kingdom)	245,411	11,021,366
Bunzl PLC (United Kingdom)	214,907	6,566,050
GMS, Inc.*	40,926	1,637,449
Mitsubishi Corp. (Japan)	304,100	8,317,203
Rush Enterprises, Inc. (Class A Stock)	56,432	2,475,107
SiteOne Landscape Supply, Inc.*(a)	10,847	1,129,607
Sumitomo Corp. (Japan)	664,200	8,205,780
Toromont Industries Ltd. (Canada)	35,989	2,505,304
United Rentals, Inc.*	32,347	8,737,572
		52,484,133
Water Utilities — 0.0%
California Water Service Group	34,152	1,799,469
Wireless Telecommunication Services — 0.4%
SoftBank Group Corp. (Japan)	126,900	4,300,782
T-Mobile US, Inc.*(a)	288,515	38,710,058
Vodafone Group PLC (United Kingdom), ADR	976,670	11,065,671
		54,076,511

Total Common Stocks (cost $6,933,035,916)		6,536,815,940
Preferred Stocks — 0.1%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	102,370	8,277,037
Electric Utilities — 0.0%
American Electric Power Co., Inc., CVT, 6.125%, Maturing 08/15/23(a)	20,918	1,035,441
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	46,129	2,296,302
NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25	28,000	1,288,000
		4,619,743
Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	26,950	1,270,423
Life Sciences Tools & Services — 0.0%
Danaher Corp., Series B, CVT, 5.000%, Maturing 04/15/23(a)	1,601	2,157,331

A10

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Wireless Telecommunication Services — 0.0%
2020 Cash Mandatory Exchangeable Trust, 144A, CVT, 5.250%, Maturing 06/01/23	544	$613,305

Total Preferred Stocks (cost $16,676,303)		16,937,839

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 1.6%
Automobiles — 0.5%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class C
1.590%	10/20/25	3,525	3,417,636
Series 2020-01, Class D
1.800%	12/18/25	3,405	3,206,717
Series 2021-01, Class C
0.890%	10/19/26	3,770	3,486,779
Series 2021-02, Class C
1.010%	01/19/27	5,125	4,673,073
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	1,920	1,711,885
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	10,040	9,221,348
Drive Auto Receivables Trust,
Series 2021-01, Class D
1.450%	01/16/29	2,780	2,585,326
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	367	354,487
Exeter Automobile Receivables Trust,
Series 2021-02A, Class C
0.980%	06/15/26	2,150	2,070,931
Series 2021-04A, Class C
1.460%	10/15/27	4,645	4,366,948
Series 2022-03A, Class C
5.300%	09/15/27	4,130	4,042,637
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	5,865	5,566,615
Series 2020-02, Class C, 144A
1.740%	04/15/33	4,520	3,966,611
Series 2021-02, Class C, 144A
2.110%	05/15/34	4,000	3,408,138
GM Financial Automobile Leasing Trust,
Series 2021-02, Class C
1.010%	05/20/25	385	366,921
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class A, 144A
0.680%	08/15/25	740	714,674
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	2,315	2,245,808
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	1,161	$1,112,786
Santander Drive Auto Receivables Trust,
Series 2021-03, Class D
1.330%	09/15/27	4,910	4,610,193
			61,129,513
Collateralized Loan Obligations — 0.7%
522 Funding CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
3.658%(c)	04/15/35	10,730	10,280,930
AGL CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.882%(c)	12/02/34	9,800	9,383,550
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.900%(c)	07/20/34	4,925	4,682,353
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.652%(c)	01/15/35	11,065	10,555,135
Series 2020-03A, Class A1R, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.840%(c)	10/20/34	4,220	4,031,095
Invesco CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.632%(c)	07/15/34	4,820	4,619,258
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.582%(c)	07/15/33	5,830	5,646,802
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
3.552%(c)	04/15/34	4,435	4,247,777
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2019-32A, Class AR, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.728%(c)	01/20/32	8,580	8,312,245
Series 2021-40A, Class A, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
3.800%(c)	04/16/33	2,485	2,416,705
Series 2021-43A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.870%(c)	07/17/35	2,985	2,856,770
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
3.830%(c)	07/20/29	4,270	4,198,166

A11

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.750%(c)	07/17/29	5,269	$5,211,730
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.662%(c)	07/15/34	4,120	3,983,966
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.662%(c)	01/15/35	5,140	4,909,667
Symphony CLO Ltd. (Cayman Islands),
Series 2018-20A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.390%(c)	01/16/32	6,375	5,993,645
			91,329,794
Equipment — 0.0%
CNH Equipment Trust,
Series 2019-A, Class A3
3.010%	04/15/24	68	68,370
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	2,455	2,110,447
			2,178,817
Other — 0.2%
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	2,514	2,325,099
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	3,398	2,874,172
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	4,015	3,156,789
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	1,708	1,353,153
Hilton Grand Vacations Trust,
Series 2017-AA, Class A, 144A
2.660%	12/26/28	165	162,801
MVW LLC,
Series 2020-01A, Class A, 144A
1.740%	10/20/37	633	573,579
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	1,320	1,201,634
MVW Owner Trust,
Series 2017-01A, Class A, 144A
2.420%	12/20/34	1,357	1,326,112
Planet Fitness Master Issuer LLC,
Series 2022-01A, Class A2I, 144A
3.251%	12/05/51	1,970	1,713,191
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/08/49	4,675	4,520,935
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	3,645	2,918,437
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Sierra Timeshare Receivables Funding LLC,
Series 2019-01A, Class A, 144A
3.200%	01/20/36	696	$677,376
			22,803,278
Student Loans — 0.2%
Navient Private Education Refi Loan Trust,
Series 2019-GA, Class A, 144A
2.400%	10/15/68	1,841	1,705,106
Series 2020-GA, Class A, 144A
1.170%	09/16/69	1,170	1,045,337
Series 2021-A, Class A, 144A
0.840%	05/15/69	1,164	1,023,966
Series 2021-EA, Class A, 144A
0.970%	12/16/69	2,105	1,764,014
SMB Private Education Loan Trust,
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	330	319,686
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	858	827,870
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	521	497,469
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	3,579	3,431,565
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	2,473	2,378,617
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	1,302	1,214,617
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	1,852	1,658,677
Series 2021-B, Class A, 144A
1.310%	07/17/51	6,146	5,468,543
			21,335,467

Total Asset-Backed Securities (cost $213,053,738)			198,776,869
Commercial Mortgage-Backed Securities — 0.8%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.968%(c)	04/15/34	5,045	4,830,123
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2021-JACX, Class B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
4.268%(c)	09/15/38	1,985	1,894,933
BANK,
Series 2017-BNK04, Class B
3.999%	05/15/50	2,020	1,809,997
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class B
3.152%(cc)	04/15/53	4,000	3,208,124
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	2,165	1,975,721
Series 2019-B12, Class XA, IO
1.170%(cc)	08/15/52	12,280	532,557

A12

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-B14, Class XA, IO
0.905%(cc)	12/15/62	13,040	$432,055
Series 2020-B17, Class XA, IO
1.539%(cc)	03/15/53	11,597	733,497
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
4.368%(c)	08/15/38	3,590	3,364,162
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month LIBOR + 0.652% (Cap N/A, Floor 0.652%)
3.470%(c)	05/15/38	700	669,522
Series 2022-CSMO, Class B, 144A, 1 Month SOFR + 3.141% (Cap N/A, Floor 3.141%)
5.986%(c)	06/15/27	5,150	5,079,115
BX Trust,
Series 2021-ARIA, Class B, 144A, 1 Month LIBOR + 1.297% (Cap N/A, Floor 1.297%)
4.115%(c)	10/15/36	2,680	2,498,709
Series 2021-MFM01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
3.518%(c)	01/15/34	691	664,581
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	1,500	1,325,775
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
3.768%(c)	11/15/36	692	671,125
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	2,908,628
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,104,731
Series 2015-GC29, Class XA, IO
1.157%(cc)	04/10/48	6,843	138,857
Series 2015-GC33, Class XA, IO
1.028%(cc)	09/10/58	6,512	134,380
Series 2016-P06, Class XA, IO
0.703%(cc)	12/10/49	4,950	92,571
Commercial Mortgage Trust,
Series 2013-CR07, Class AM, 144A
3.314%	03/10/46	173	171,127
Series 2014-CR17, Class XA, IO
1.112%(cc)	05/10/47	4,053	44,381
Series 2014-LC17, Class XA, IO
0.817%(cc)	10/10/47	3,837	40,080
Series 2014-UBS06, Class XA, IO
0.999%(cc)	12/10/47	3,965	55,908
Series 2015-LC23, Class A2
3.221%	10/10/48	1,431	1,429,341
Series 2016-DC02, Class A5
3.765%	02/10/49	1,810	1,718,230
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
3.798%(c)	05/15/36	300	$295,873
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	2,820	2,644,189
FHLMC Multifamily Mortgage Trust,
Series 2019-K92, Class B, 144A
4.340%(cc)	05/25/52	1,965	1,782,500
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month LIBOR + 1.334% (Cap N/A, Floor 1.334%)
4.152%(c)	12/15/36	3,415	3,260,477
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
4.451%(c)	12/15/36	3,180	3,032,117
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.418%(c)	05/15/26	3,395	3,171,752
GS Mortgage Securities Trust,
Series 2015-GC34, Class XA, IO
1.373%(cc)	10/10/48	3,649	104,481
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
0.785%(cc)	04/15/47	753	6,050
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS
4.517%	12/15/46	1,154	1,135,599
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	1,400	1,210,700
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,812	1,780,344
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	2,000	11,560
Series 2022-OPO, Class C, 144A
3.565%(cc)	01/05/39	4,000	3,289,092
LUXE Trust,
Series 2021-TRIP, Class C, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.568%(c)	10/15/38	5,440	5,139,944
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
3.619%(c)	04/15/38	900	866,207
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C25, Class XA, IO
1.195%(cc)	10/15/48	4,061	88,668
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	1,230	1,130,694
Series 2019-NUGS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 2.450%)
3.768%(c)	12/15/36	400	387,297

A13

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month LIBOR + 1.995% (Cap N/A, Floor 1.995%)
4.813%(c)	11/15/38	12,910	$11,945,498
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.618%(c)	04/15/36	300	291,083
SREIT Trust,
Series 2021-MFP02, Class C, 144A, 1 Month LIBOR + 1.371% (Cap N/A, Floor 1.371%)
4.189%(c)	11/15/36	5,890	5,594,892
UBS Commercial Mortgage Trust,
Series 2017-C05, Class AS
3.777%(cc)	11/15/50	2,000	1,775,945
Series 2017-C07, Class XA, IO
1.157%(cc)	12/15/50	3,783	138,137
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.109%(cc)	11/15/48	3,733	87,171
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,804	1,619,925
Series 2018-C46, Class XA, IO
1.101%(cc)	08/15/51	3,665	111,603
Series 2021-FCMT, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
4.018%(c)	05/15/31	1,083	1,028,121
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	2,698,935
Series 2014-C19, Class B
4.723%(cc)	03/15/47	969	934,694
Series 2014-C24, Class XA, IO
0.988%(cc)	11/15/47	2,344	31,725
Series 2014-LC14, Class XA, IO
1.419%(cc)	03/15/47	1,576	18,071

Total Commercial Mortgage-Backed Securities (cost $101,803,220)			94,141,574
Convertible Bonds — 0.0%
Engineering & Construction — 0.0%
HTA Group Ltd. (Tanzania),
Gtd. Notes
2.875%	03/18/27	400	288,000
Internet — 0.0%
MercadoLibre, Inc. (Brazil),
Sr. Unsec’d. Notes
2.000%	08/15/28	558	1,105,245
Sea Ltd. (Singapore),
Sr. Unsec’d. Notes
0.250%	09/15/26	1,680	1,163,400
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds (continued)
Internet (cont’d.)
Snap, Inc.,
Sr. Unsec’d. Notes
2.625%(s)	05/01/27	1,335	$925,346
			3,193,991
Lodging — 0.0%
H World Group Ltd. (China),
Sr. Unsec’d. Notes
3.000%	05/01/26	606	664,161
Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26	585	404,506
Liberty Broadband Corp.,
Sr. Unsec’d. Notes, 144A
2.750%	09/30/50	430	411,875
			816,381

Total Convertible Bonds (cost $5,948,369)			4,962,533
Corporate Bonds — 14.0%
Advertising — 0.2%
Advantage Sales & Marketing, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/15/28(a)	2,415	1,911,765
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29(a)	1,435	1,042,388
7.750%	04/15/28(a)	2,600	1,948,067
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	1,625	1,377,273
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	3,920	2,995,729
Lamar Media Corp.,
Gtd. Notes
4.000%	02/15/30(a)	994	833,376
4.875%	01/15/29(a)	2,071	1,848,460
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27(a)	1,130	983,376
Sr. Unsec’d. Notes, 144A
4.250%	01/15/29	270	211,950
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29(a)	3,945	3,245,883
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	7,048	6,840,694
			23,238,961
Aerospace & Defense — 0.1%
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
6.750%	01/15/28	230	228,848

A14

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Moog, Inc.,
Gtd. Notes, 144A
4.250%	12/15/27(a)	345	$305,483
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27(a)	2,315	2,010,500
6.375%	06/15/26(a)	485	458,439
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)	3,805	3,690,212
			6,693,482
Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	3,752	3,294,547
4.700%	04/02/27	12,100	11,300,893
4.742%	03/16/32	1,110	930,930
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26(a)	1,495	1,292,587
Gtd. Notes, 144A
3.950%	06/15/25(a)	5,446	5,180,977
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30(a)	1,080	1,030,846
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	252	212,715
6.150%	09/15/43	277	229,767
7.250%	06/15/37	738	693,530
			24,166,792
Airlines — 0.2%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	3,935	4,113,415
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26(a)	1,770	1,659,375
5.750%	04/20/29(a)	3,310	2,887,975
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
7.375%	01/15/26(a)	1,595	1,613,835
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	4,318	4,229,037
SriLankan Airlines Ltd. (Sri Lanka),
Gov’t. Gtd. Notes
7.000%	06/25/24	1,120	615,860
United Airlines 2019-2 Class A Pass-Through Trust,
Pass-Through Certificates
2.900%	11/01/29	1,412	1,131,745
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	887	711,357
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	01/15/25(a)	505	$471,562
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	2,175	1,940,610
			19,374,771
Apparel — 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29(a)	2,060	1,629,564
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	1,525	1,164,228
			2,793,792
Auto Manufacturers — 0.6%
Ford Motor Co.,
Sr. Unsec’d. Notes
6.100%	08/19/32(a)	3,895	3,433,546
6.625%	10/01/28(a)	880	856,317
7.450%	07/16/31	170	167,027
9.625%	04/22/30(a)	720	799,572
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30(a)	1,075	838,500
4.950%	05/28/27(a)	1,950	1,744,276
5.125%	06/16/25(a)	775	731,371
General Motors Co.,
Sr. Unsec’d. Notes
4.200%	10/01/27(a)	3,080	2,826,690
5.600%	10/15/32(a)	1,075	958,891
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	2,190	2,027,023
4.300%	07/13/25(a)	4,586	4,385,139
4.350%	04/09/25	2,111	2,040,608
Sr. Unsec’d. Notes
3.600%	06/21/30	3,890	3,151,272
5.100%	01/17/24(a)	8,161	8,116,950
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25(a)	2,166	1,921,890
2.100%	09/15/28	3,357	2,660,070
2.375%	02/10/23	4,526	4,485,013
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.500%	07/15/29(a)	1,075	745,040
7.750%	10/15/25(a)	1,040	946,035
Sr. Unsec’d. Notes, 144A
5.875%	01/15/28	955	668,500
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26(a)	5,035	4,429,743

A15

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC,
Sr. Sec’d. Notes, 144A, 6 Month LIBOR + 5.625% (Cap N/A, Floor 6.625%)
7.177%(c)	10/15/26(a)	3,701	$3,512,592
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.850%	09/26/24(a)	2,675	2,557,507
3.200%	09/26/26	16,965	15,551,815
4.600%	06/08/29	1,665	1,533,120
4.625%	11/13/25(a)	2,055	2,004,123
4.750%	11/13/28	4,570	4,245,286
			77,337,916
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	1,000	876,430
Aptiv PLC,
Gtd. Notes
3.100%	12/01/51	775	436,018
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27(a)	2,510	2,393,410
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	1,065	1,013,081
Dornoch Debt Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/29	765	560,461
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	07/15/29(a)	2,330	1,908,781
5.250%	04/30/31(a)	1,440	1,163,277
5.250%	07/15/31(a)	1,790	1,432,336
5.625%	04/30/33(a)	700	559,376
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26(a)	1,075	1,054,889
Sr. Sec’d. Notes, 144A
5.125%	04/15/29(a)	2,521	2,495,565
7.875%	01/15/29	2,034	2,014,518
			15,908,142
Banks — 2.4%
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
5.862%(ff)	09/14/26	3,400	3,317,403
Banco Davivienda SA (Colombia),
Jr. Sub. Notes, 144A
6.650%(ff)	04/22/31(oo)	2,100	1,505,175
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26	1,400	1,306,637
Banco General SA (Panama),
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31(oo)	620	529,441
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.750%(ff)	09/27/24(oo)	800	$742,150
7.625%(ff)	01/10/28(oo)	400	355,600
8.375%(ff)	10/14/30(oo)	1,350	1,227,157
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30	2,650	1,934,997
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.177%	10/26/31	1,850	1,464,159
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.722%(ff)	09/14/27	5,000	4,136,401
4.175%(ff)	03/24/28	1,000	902,848
Bancolombia SA (Colombia),
Sub. Notes
4.625%(ff)	12/18/29(a)	1,590	1,319,700
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A
3.466%(ff)	09/23/36	990	748,321
Sub. Notes, EMTN
3.733%(ff)	09/25/34	1,750	1,420,016
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26	1,036	914,384
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	4,514	3,586,143
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	12,615	9,396,968
1.922%(ff)	10/24/31	10,096	7,472,292
2.496%(ff)	02/13/31	7,320	5,778,277
3.194%(ff)	07/23/30	1,450	1,221,230
3.248%	10/21/27	3,837	3,442,446
4.271%(ff)	07/23/29	2,039	1,860,209
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26	2,925	2,863,250
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	2,220	1,858,335
2.852%(ff)	05/07/26	3,820	3,472,773
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24	2,555	2,529,434
Sub. Notes
4.836%	05/09/28	487	430,927
BBVA Bancomer SA (Mexico),
Sub. Notes
5.125%(ff)	01/18/33	3,500	2,888,156
5.350%(ff)	11/12/29	200	187,475
5.875%(ff)	09/13/34	1,050	897,619
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	2,965	2,545,699
2.591%(ff)	01/20/28	3,980	3,424,285

A16

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	6,000	$4,773,882
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32(a)	3,600	2,728,187
3.106%(ff)	04/08/26	10,535	9,880,733
5.610%(ff)	09/29/26	5,175	5,146,445
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	3,385	3,150,258
3.244%(ff)	12/20/25	2,430	2,266,568
3.773%(ff)	03/28/25	2,690	2,586,647
3.875%	09/12/23	5	4,927
5.375%	01/12/24	4,250	4,229,910
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25(oo)	1,700	1,636,037
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.772%(ff)	07/28/30	1,080	1,005,732
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	4,265	3,607,890
1.948%(ff)	10/21/27	6,631	5,666,002
3.615%(ff)	03/15/28(a)	4,135	3,762,910
3.691%(ff)	06/05/28	4,174	3,779,766
4.223%(ff)	05/01/29	9,232	8,406,955
4.482%(ff)	08/23/28(a)	2,700	2,536,107
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.013%(ff)	09/22/28	750	600,928
2.099%(ff)	06/04/26(a)	8,355	7,480,170
4.041%(ff)	03/13/28	454	410,194
4.292%(ff)	09/12/26	365	343,781
4.755%(ff)	06/09/28	7,435	6,826,560
5.210%(ff)	08/11/28	3,570	3,334,266
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	2,000	1,715,198
3.869%(ff)	03/28/26	930	880,472
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.083%(ff)	04/22/26	8,446	7,694,500
2.182%(ff)	06/01/28	5,470	4,650,357
2.522%(ff)	04/22/31(a)	9,752	7,707,107
2.739%(ff)	10/15/30	6,189	5,043,677
2.947%(ff)	02/24/28	4,285	3,797,350
Sub. Notes
2.956%(ff)	05/13/31	11,372	9,038,464
5.717%(ff)	09/14/33(a)	2,770	2,617,189
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.354%(ff)	09/13/28	3,505	3,415,973
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	1,954	1,688,144
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31(a)	10,150	$8,217,043
Sr. Unsec’d. Notes, MTN
4.679%(ff)	07/17/26	1,750	1,703,708
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
5.375%	09/22/27	2,665	2,601,261
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	1,150	949,318
Sub. Notes
4.626%(ff)	06/06/33(a)	2,485	2,225,041
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28(a)	2,690	2,240,011
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26	9,140	7,926,837
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	2,215	1,867,765
2.608%(ff)	01/12/28	3,675	3,114,748
2.819%(ff)	01/30/26	3,186	2,930,294
3.971%(ff)	03/30/26	2,205	2,082,884
4.644%(ff)	04/01/31	9,590	8,367,198
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
4.456%	06/08/32	975	886,091
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.123%(ff)	06/06/28(a)	4,040	3,793,948
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	3,515	3,002,242
2.746%(ff)	02/11/33	1,534	1,139,410
4.751%(ff)	05/12/28	850	802,033
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26(a)	2,583	2,361,330
3.068%(ff)	04/30/41	7,835	5,387,658
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	3,073	2,634,781
2.572%(ff)	02/11/31	11,730	9,388,652
2.879%(ff)	10/30/30(a)	12,745	10,491,716
Sub. Notes, GMTN
4.300%	07/22/27(a)	3,261	3,053,162
			295,260,324
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50(a)	2,010	1,652,716
5.550%	01/23/49	3,881	3,650,824

A17

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Triton Water Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	04/01/29(a)	1,465	$1,121,464
			6,425,004
Biotechnology — 0.0%
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29	2,015	1,873,865
4.250%	04/27/32(a)	1,770	1,618,451
			3,492,316
Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	702	700,635
3.750%	05/01/28	1,172	1,026,928
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29(a)	700	623,858
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31(a)	1,245	966,346
PGT Innovations, Inc.,
Gtd. Notes, 144A
4.375%	10/01/29(a)	2,145	1,769,732
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)	1,865	1,641,015
6.500%	03/15/27	2,145	2,064,960
			8,793,474
Chemicals — 0.1%
Avient Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	08/01/30(a)	1,075	996,402
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26	200	188,475
GPD Cos., Inc.,
Sr. Sec’d. Notes, 144A
10.125%	04/01/26	1,795	1,648,306
ICL Group Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38	1,900	1,789,919
Kobe US Midco 2, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.250% or PIK 10.000%
9.250%	11/01/26	1,290	1,008,370
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30	260	256,100
Gtd. Notes, EMTN
5.875%	05/18/30	1,000	985,000
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	1,600	1,156,800
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29(a)		4,365	$3,738,278
Vibrantz Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	02/15/30		810	527,443
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27		1,210	1,042,438
Sr. Unsec’d. Notes, 144A
5.625%	08/15/29(a)		1,320	996,642
				14,334,173
Commercial Services — 0.4%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, 144A
6.500%	01/31/26	GBP	345	323,877
Abu Dhabi Ports Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
2.500%	05/06/31		2,000	1,612,500
Adani International Container Terminal Pvt Ltd. (India),
Sr. Sec’d. Notes
3.000%	02/16/31		3,000	2,301,188
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
4.375%	07/03/29		500	414,625
Sr. Unsec’d. Notes, 144A
4.200%	08/04/27		740	643,476
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28(a)		1,076	971,179
Albion Financing 1 Sarl/Aggreko Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
6.125%	10/15/26(a)		1,790	1,512,944
Albion Financing 2 Sarl (Luxembourg),
Sr. Unsec’d. Notes, 144A
8.750%	04/15/27(a)		1,800	1,504,962
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26(a)		1,050	936,016
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27(a)		3,680	3,030,071
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27		805	724,543
CoreLogic, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/28		3,855	2,622,723
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.875%	07/18/29		2,225	2,000,831
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	12/15/27(a)		2,520	2,442,520

A18

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29(a)		655	$548,765
3.750%	10/01/30(a)		375	307,837
4.500%	07/01/28(a)		865	772,671
HealthEquity, Inc.,
Gtd. Notes, 144A
4.500%	10/01/29(a)		1,475	1,246,131
International Container Terminal Services, Inc. (Philippines),
Sr. Unsec’d. Notes
4.750%	06/17/30		1,710	1,536,114
IPD 3 BV (France),
Sr. Sec’d. Notes, 144A
5.500%	12/01/25	EUR	255	224,088
Korn Ferry,
Gtd. Notes, 144A
4.625%	12/15/27		90	79,685
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		2,970	2,317,795
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
4.500%	07/15/29		1,085	1,084,128
5.625%	10/01/28		910	904,677
Sr. Unsec’d. Notes, 144A
4.750%	07/15/31		230	226,208
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)		1,640	1,542,872
PROG Holdings, Inc.,
Gtd. Notes, 144A
6.000%	11/15/29		3,045	2,436,613
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/25(a)		690	617,899
9.250%	04/15/25(a)		1,150	1,100,975
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes
5.750%	10/10/36		432	360,649
Sr. Sec’d. Notes, 144A
5.750%	10/10/36		447	372,671
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
2.450%	03/16/31(a)		2,353	1,816,445
3.375%	03/22/27		1,519	1,376,620
4.125%	02/02/26(a)		4,121	3,925,771
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)		1,210	950,046
ZipRecruiter, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	01/15/30		1,545	1,246,684
				46,036,799
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50	1,979	$1,306,900
Condor Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30(a)	1,550	1,269,038
Lenovo Group Ltd. (China),
Sr. Unsec’d. Notes
3.421%	11/02/30	800	609,150
Sr. Unsec’d. Notes, 144A
3.421%	11/02/30(a)	555	422,598
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27	155	140,620
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28(a)	3,525	3,039,341
			6,787,647
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	45	39,368
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28(a)	2,050	1,627,646
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27(a)	1,120	1,022,000
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27(a)	3,490	3,125,602
			5,814,616
Diversified Financial Services — 0.9%
Advisor Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	08/01/27(a)	655	641,879
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	3,705	3,126,461
3.000%	10/29/28	6,035	4,834,818
3.300%	01/30/32	1,410	1,057,185
3.500%	01/15/25	595	559,047
4.625%	10/15/27(a)	1,000	901,083
4.875%	01/16/24	1,440	1,417,163
6.500%	07/15/25	450	449,568
AG Issuer LLC,
Sr. Sec’d. Notes, 144A
6.250%	03/01/28	1,120	976,716
AG TTMT Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
8.625%	09/30/27	960	902,962
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.750%	06/09/27(a)	8,595	7,936,769

A19

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Aretec Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/29(a)	3,135	$2,625,869
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23(a)	21,274	21,179,871
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	1,990	1,669,392
3.900%	01/29/24(a)	1,524	1,501,962
4.250%	04/30/25	5,410	5,263,747
5.247%(ff)	07/26/30	1,080	1,010,281
Sub. Notes
2.359%(ff)	07/29/32	4,570	3,245,982
Cobra AcquisitionCo LLC,
Gtd. Notes, 144A
6.375%	11/01/29	1,365	956,650
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	6,225	5,950,769
4.100%	02/09/27	11,010	10,096,174
4.500%	01/30/26(a)	750	711,585
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/26	1,420	1,288,686
Enact Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/25	2,135	2,050,300
Hightower Holding LLC,
Gtd. Notes, 144A
6.750%	04/15/29	1,365	1,119,483
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26	1,105	692,183
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40	2,007	1,344,853
4.350%	06/15/29	1,605	1,517,201
Jane Street Group/JSG Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	11/15/29(a)	1,215	1,042,122
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29(a)	1,140	979,363
4.375%	05/15/31(a)	300	250,883
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31	3,275	2,663,616
3.200%	04/06/41(a)	1,350	967,655
Gtd. Notes, 144A, MTN
2.000%	04/06/28	4,645	3,912,126
Midcap Financial Issuer Trust,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/30	965	738,868
6.500%	05/01/28(a)	1,295	1,104,946
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28	735	$562,314
5.500%	03/15/29(a)	1,925	1,465,139
6.750%	06/15/26	1,285	1,167,821
OneMain Finance Corp.,
Gtd. Notes
3.500%	01/15/27(a)	1,240	968,128
6.625%	01/15/28	250	214,417
7.125%	03/15/26(a)	670	608,575
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	935	676,731
5.375%	10/15/25(a)	1,145	980,369
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25	1,435	1,287,220
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24	1,035	1,009,672
4.375%	03/19/24	1,397	1,372,578
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	04/15/29(a)	1,450	1,101,737
5.750%	06/15/27(a)	900	719,684
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
7.875%	05/01/27(a)	775	679,024
			109,501,627
Electric — 0.8%
Acwa Power Management & Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes
5.950%	12/15/39	1,597	1,408,976
AES Andes SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79	825	715,688
7.125%(ff)	03/26/79	2,750	2,420,687
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	2,734	2,710,216
4.350%	08/01/28	4,277	3,924,954
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18(d)	900	7,200
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28(a)	425	372,140
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31(a)	2,080	1,662,879
5.125%	03/15/28(a)	2,640	2,282,917
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	2,584	2,319,804

A20

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34(a)	500	$428,688
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.500%	08/15/32(a)	7,685	6,950,745
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	1,523	1,476,497
4.950%	04/15/25	169	165,745
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	1,430	1,225,370
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	775	854,209
Infraestructura Energetica Nova SAPI de CV (Mexico),
Sr. Unsec’d. Notes
4.750%	01/15/51	925	626,109
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48	700	483,350
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25	2,000	1,853,500
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes
5.625%	08/10/37	2,850	1,998,563
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	350	271,688
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	525	407,531
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	4,395	3,415,937
3.000%	01/15/52	3,130	2,002,814
5.000%	07/15/32(a)	980	936,769
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	63	59,204
4.500%	09/15/27(a)	2,765	2,525,793
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32(a)	2,125	1,661,448
Sr. Sec’d. Notes, 144A
4.450%	06/15/29	2,487	2,157,017
Oryx Funding Ltd. (Oman),
Gtd. Notes
5.800%	02/03/31	800	710,650
Gtd. Notes, 144A
5.800%	02/03/31	230	204,312
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	1,857	1,505,335
2.500%	02/01/31	3,741	2,723,729
3.950%	12/01/47	1,900	1,218,985
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.550%	07/01/30(a)	3,701	$3,171,260
5.900%	06/15/32	610	556,702
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	315	273,965
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29	2,265	1,918,597
Sr. Unsec’d. Notes, EMTN
6.150%	05/21/48	300	246,473
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	4,140	3,581,140
5.250%	07/01/30(a)	2,030	1,730,404
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28(a)	905	733,145
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36	1,640	1,713,800
Sempra Energy,
Sr. Unsec’d. Notes
3.700%	04/01/29	1,090	973,991
Southern California Edison Co.,
First Mortgage, Series D
4.700%	06/01/27	2,595	2,518,230
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43	605	550,399
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/04/27	700	664,979
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	2,410	2,269,670
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(a)(oo)	3,905	3,414,335
8.000%(ff)	10/15/26(a)(oo)	2,545	2,339,671
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26(a)	890	831,256
5.625%	02/15/27(a)	1,480	1,386,048
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	8,288	7,894,727
5.125%	05/13/25	3,765	3,648,036
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30(a)	3,900	3,394,264
4.600%	06/01/32(a)	1,650	1,530,358
			99,030,899
Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	4,883	4,698,689

A21

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics (cont’d.)
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29(a)	2,460	$2,032,575
5.875%	09/01/30(a)	1,585	1,483,021
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31(a)	2,105	1,660,590
			9,874,875
Energy-Alternate Sources — 0.0%
Greenko Power II Ltd. (India),
Sr. Sec’d. Notes, EMTN
4.300%	12/13/28	728	564,384
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.750%	01/15/30	835	709,253
5.000%	01/31/28(a)	1,915	1,687,359
			2,960,996
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes, 144A
4.000%	08/11/41(a)	560	413,805
HTA Group Ltd. (Tanzania),
Gtd. Notes, 144A
7.000%	12/18/25	870	757,607
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	10,221	6,333,954
			7,505,366
Entertainment — 0.3%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27(a)	4,025	3,849,770
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	1,060	977,814
CDI Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	2,795	2,444,969
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)	1,665	1,430,835
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
6.500%	10/01/28	700	648,900
Sr. Sec’d. Notes, 144A
5.500%	05/01/25(a)	1,445	1,391,590
Cinemark USA, Inc.,
Gtd. Notes, 144A
5.250%	07/15/28	1,435	1,102,853
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29	1,205	993,491
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26(a)	2,320	$2,114,843
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/29(a)	1,330	991,001
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27(a)	4,025	3,499,785
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	1,160	956,418
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27	550	597,633
Raptor Acquisition Corp./Raptor Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
4.875%	11/01/26(a)	790	683,673
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)	1,430	1,145,619
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.250%	11/15/29(a)	3,160	2,941,249
SeaWorld Parks & Entertainment, Inc.,
Gtd. Notes, 144A
5.250%	08/15/29(a)	3,325	2,768,925
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25	660	651,655
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.755%	03/15/27	6,670	5,986,555
4.054%	03/15/29(a)	1,930	1,669,322
4.279%	03/15/32(a)	1,170	963,330
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.750%	12/01/29(a)	1,245	1,034,040
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	630	509,104
			39,353,374
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28(a)	1,490	1,241,885
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28(a)	750	606,903
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29(a)	1,880	1,310,902
			3,159,690

A22

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods — 0.1%
Agrosuper SA (Chile),
Sr. Unsec’d. Notes, 144A
4.600%	01/20/32	1,500	$1,212,469
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26(a)	820	722,761
4.625%	01/15/27(a)	390	351,162
4.875%	02/15/30(a)	5,770	4,878,971
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	1,270	1,167,631
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	55	54,040
			8,387,034
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
5.150%	01/29/50	1,500	1,059,656
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30(a)	950	775,913
Mercer International, Inc. (Germany),
Sr. Unsec’d. Notes
5.500%	01/15/26(a)	745	690,321
			2,525,890
Gas — 0.1%
APA Infrastructure Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	3,146	2,914,716
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25	4,550	4,370,942
NiSource, Inc.,
Jr. Sub. Notes
5.650%(ff)	06/15/23(oo)	740	685,298
			7,970,956
Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28(a)	1,425	1,270,209
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	2,080	1,670,331
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	2,935	2,215,893
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28(a)	2,904	2,333,317
2.250%	09/15/31	1,574	1,184,168
3.300%	09/15/29(a)	1,955	1,642,140
			10,316,058
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.000%	04/15/29	845	$749,413
Akumin, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	11/01/25	305	252,769
Cano Health LLC,
Gtd. Notes, 144A
6.250%	10/01/28	1,730	1,635,597
Centene Corp.,
Sr. Unsec’d. Notes
2.625%	08/01/31(a)	1,455	1,101,466
3.000%	10/15/30(a)	12,420	9,829,451
4.250%	12/15/27	90	82,267
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.000%	03/15/31(a)	1,370	1,114,851
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
6.125%	04/01/30	770	363,008
6.875%	04/15/29(a)	2,475	1,198,200
Sr. Sec’d. Notes, 144A
5.250%	05/15/30	1,480	1,029,769
6.000%	01/15/29(a)	1,140	841,210
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26(a)	2,234	2,035,052
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31	1,550	1,148,385
3.500%	09/01/30	7,135	5,895,846
5.375%	09/01/26	3,960	3,838,447
5.875%	02/15/26	2,365	2,334,001
Gtd. Notes, 144A
3.125%	03/15/27(a)	1,760	1,554,001
3.375%	03/15/29(a)	695	588,104
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	1,280	1,147,636
4.875%	04/01/30	3,098	2,969,034
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28(a)	935	844,198
Radiology Partners, Inc.,
Gtd. Notes, 144A
9.250%	02/01/28(a)	2,475	1,619,513
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26(a)	3,530	3,323,064
St. Joseph’s University Medical Center, Inc.,
Sec’d. Notes
4.584%	07/01/27	8,000	7,397,829
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
10.000%	04/15/27(a)	1,130	1,098,609

A23

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)		1,710	$1,508,577
Sr. Sec’d. Notes, 144A
4.375%	01/15/30(a)		2,535	2,114,269
6.125%	06/15/30(a)		1,365	1,255,477
Sr. Unsec’d. Notes
6.875%	11/15/31(a)		710	630,043
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40		2,044	1,429,983
				60,930,069
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,450	1,080,250
Castle UK Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 5.250%
5.571%(c)	05/15/28	EUR	885	686,069
Sr. Sec’d. Notes, 144A
7.000%	05/15/29	GBP	365	273,261
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23		670	670,000
				2,709,580
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.125%	08/01/26(a)		2,423	2,331,233
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30(a)		872	786,450
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		7,625	7,133,187
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
5.875%	11/01/29(a)		765	627,920
6.750%	10/15/27(a)		5,800	5,026,091
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29(a)		1,835	1,535,079
Aon Corp.,
Gtd. Notes
2.800%	05/15/30		1,160	961,370
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.500%	01/15/51		2,790	1,670,766
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25		1,790	1,769,502
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/05/32(a)	1,170	$987,367
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28(a)	8,451	7,927,554
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27	3,355	3,092,043
HUB International Ltd.,
Gtd. Notes, 144A
7.000%	05/01/26(a)	1,745	1,655,891
Sr. Unsec’d. Notes, 144A
5.625%	12/01/29(a)	4,560	3,808,372
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30(a)	1,512	1,196,815
Ryan Specialty Group LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/01/30	835	708,907
			41,218,547
Internet — 0.1%
Arches Buyer, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	12/01/28(a)	785	603,408
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27(a)	885	816,413
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
3.625%	10/01/31(a)	2,865	2,163,568
4.125%	08/01/30(a)	2,845	2,333,209
4.625%	06/01/28(a)	1,525	1,333,027
5.000%	12/15/27(a)	725	647,073
5.625%	02/15/29	1,450	1,330,791
Millennium Escrow Corp.,
Sr. Sec’d. Notes, 144A
6.625%	08/01/26	1,120	894,270
Netflix, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/29(a)	1,875	1,867,615
NortonLifeLock, Inc.,
Gtd. Notes, 144A
6.750%	09/30/27(a)	1,555	1,497,009
7.125%	09/30/30(a)	1,090	1,051,569
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26	2,900	1,856,721
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.290%	06/03/60	1,685	951,991
3.840%	04/22/51	790	531,283
			17,877,947

A24

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27		565	$496,008
6.250%	05/15/26(a)		635	593,196
				1,089,204
Iron/Steel — 0.1%
ATI, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/31		1,655	1,359,302
5.875%	12/01/27(a)		2,265	2,063,232
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
7.625%	03/15/30		1,240	1,199,383
Nucor Corp.,
Sr. Unsec’d. Notes
3.125%	04/01/32		1,160	951,033
Periama Holdings LLC (India),
Gtd. Notes
5.950%	04/19/26		1,400	1,212,750
				6,785,700
Leisure Time — 0.1%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27(a)		3,285	2,299,500
6.000%	05/01/29		115	77,625
10.500%	06/01/30(a)		1,045	836,000
Deuce Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	06/15/27	GBP	440	365,983
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		1,195	914,175
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29		725	547,158
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		215	160,175
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.250%	01/15/29		980	966,525
Sr. Sec’d. Notes, 144A
8.250%	01/15/29		610	592,097
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27(a)		2,195	1,614,510
5.500%	08/31/26(a)		2,125	1,628,281
5.500%	04/01/28(a)		3,125	2,187,500
				12,189,529
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
4.000%	05/01/31(a)		3,290	2,661,530
5.750%	05/01/28(a)		555	521,347
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	105	$96,214
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	2,032	1,783,947
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/27	2,750	2,656,201
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31(a)	1,250	981,525
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29	485	292,213
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.750%	02/01/27(a)	1,710	1,318,837
5.875%	05/15/26	295	239,688
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.875%	06/18/30	910	705,250
5.900%	08/08/28	825	690,937
Studio City Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	01/15/29	425	201,875
6.500%	01/15/28	200	96,538
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	1,390	1,045,141
5.500%	10/01/27	415	286,350
			13,577,593
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	04/15/29(a)	1,345	1,163,150
Machinery-Diversified — 0.0%
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29(a)	1,665	1,422,036
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	215	209,989
TK Elevator Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28(a)	970	812,375
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	3,235	2,749,750
			5,194,150
Media — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	3,560	2,739,776
5.750%	08/15/29(a)	1,790	1,369,350

A25

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	885	$674,544
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31(a)	1,075	831,642
4.250%	01/15/34	885	639,061
4.500%	08/15/30(a)	1,430	1,131,186
4.500%	06/01/33	2,470	1,832,060
6.375%	09/01/29(a)	1,930	1,771,843
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	2,528	1,978,699
2.800%	04/01/31	154	116,845
4.800%	03/01/50	400	286,086
4.908%	07/23/25	7,980	7,787,224
5.375%	05/01/47	260	200,210
6.484%	10/23/45	1,059	935,595
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	8,470	7,089,815
2.937%	11/01/56	646	385,655
3.900%	03/01/38	1,876	1,533,993
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29(a)	3,055	2,700,061
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	2,875	1,955,016
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	855	58,420
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27	1,880	1,624,454
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	820	481,833
7.375%	07/01/28	735	494,417
7.750%	07/01/26	680	521,489
Sr. Sec’d. Notes, 144A
5.250%	12/01/26(a)	1,175	969,808
5.750%	12/01/28	1,990	1,500,331
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28	4,275	3,554,727
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/30	3,875	2,915,937
5.500%	01/14/32	625	467,305
Sr. Unsec’d. Notes, 144A
5.500%	01/14/32	600	448,612
Gray Escrow II, Inc.,
Gtd. Notes, 144A
5.375%	11/15/31(a)	2,405	1,885,537
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Gray Television, Inc.,
Gtd. Notes, 144A
7.000%	05/15/27(a)	3,685	$3,461,023
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	4,620	3,890,711
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
5.125%	07/15/29(a)	2,250	1,708,987
6.750%	10/15/27	1,544	1,281,520
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	675	602,980
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27(a)	4,380	3,810,611
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.875%	09/01/31	340	264,298
4.000%	07/15/28(a)	3,925	3,343,076
4.125%	07/01/30(a)	1,610	1,313,443
5.500%	07/01/29(a)	1,615	1,454,802
TEGNA, Inc.,
Gtd. Notes
4.625%	03/15/28(a)	1,370	1,266,426
Townsquare Media, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/26(a)	2,765	2,535,544
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29(a)	1,385	1,129,184
6.625%	06/01/27(a)	800	756,181
7.375%	06/30/30(a)	1,410	1,339,572
Urban One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	02/01/28	890	756,196
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.000%	07/15/30(a)	525	384,891
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30(a)	860	662,200
Virgin Media Vendor Financing Notes IV DAC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.000%	07/15/28(a)	2,305	1,864,169
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
4.375%	04/15/29	1,850	1,128,500
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30(a)	3,709	3,379,608
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
5.125%	02/28/30	810	578,137
			87,793,590

A26

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
6.375%	06/15/30(a)	665	$644,412
Mining — 0.1%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27	910	846,603
6.125%	05/15/28(a)	2,250	2,124,251
Compass Minerals International, Inc.,
Gtd. Notes, 144A
6.750%	12/01/27(a)	335	315,064
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.150%	01/14/30	1,555	1,295,315
3.700%	01/30/50	245	161,899
ERO Copper Corp. (Brazil),
Gtd. Notes, 144A
6.500%	02/15/30	760	570,475
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27(a)	1,130	997,304
5.875%	04/15/30(a)	1,485	1,284,525
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28(a)	1,480	1,376,492
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	08/06/50	260	184,893
Nexa Resources SA (Brazil),
Gtd. Notes
5.375%	05/04/27	200	177,350
6.500%	01/18/28	1,100	1,005,846
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30(a)	1,460	1,197,886
			11,537,903
Miscellaneous Manufacturing — 0.1%
Gates Global LLC/Gates Corp.,
Gtd. Notes, 144A
6.250%	01/15/26(a)	805	748,087
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31(a)	2,535	1,948,777
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
4.250%	09/15/27	2,040	1,942,931
4.500%	09/15/29(a)	1,390	1,315,666
			5,955,461
Oil & Gas — 0.8%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	1,375	1,329,249
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	1,390	$1,262,069
Antero Resources Corp.,
Gtd. Notes, 144A
7.625%	02/01/29	160	160,018
Apache Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/37	85	77,477
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26(a)	435	416,635
5.875%	02/01/29	560	520,155
Chord Energy Corp.,
Gtd. Notes, 144A
6.375%	06/01/26	1,130	1,067,591
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	770	764,382
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	805	700,815
6.750%	03/01/29(a)	2,525	2,336,788
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	11/05/22(oo)	620	609,654
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26	2,500	2,249,054
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	3,818	3,522,552
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31(a)	1,670	1,162,737
5.875%	05/28/45	4,550	2,724,312
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,310	1,246,101
Gulfport Energy Corp.,
Gtd. Notes, 144A
8.000%	05/17/26(a)	985	980,616
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33	285	298,602
7.300%	08/15/31(a)	420	444,026
7.875%	10/01/29	119	129,655
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29(a)	1,050	926,594
6.000%	04/15/30(a)	555	489,581
6.000%	02/01/31(a)	565	493,809
6.250%	04/15/32(a)	535	475,873
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33	3,750	2,454,375

A27

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.750%	04/19/47		2,715	$1,787,827
6.375%	10/24/48		255	176,205
Kosmos Energy Ltd. (Ghana),
Gtd. Notes
7.125%	04/04/26		800	656,000
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		1,500	1,407,937
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26		3,695	3,543,413
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40		345	333,772
6.625%	09/01/30(a)		910	921,991
7.500%	05/01/31		1,922	2,008,835
7.875%	09/15/31		1,545	1,656,576
7.950%	06/15/39		310	347,205
8.000%	07/15/25(a)		545	578,880
8.500%	07/15/27(a)		470	505,211
8.875%	07/15/30(a)		1,215	1,348,508
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43		1,225	1,031,909
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.500%	06/10/51(a)		1,060	749,817
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27(d)		5,670	113,400
6.000%	05/16/24(d)		19,015	408,823
6.000%	11/15/26(d)		6,600	141,900
9.000%	11/17/21(d)		37,670	847,575
9.750%	05/17/35(d)		1,875	42,188
12.750%	02/17/22(d)		5,195	116,888
Sr. Sec’d. Notes
8.500%	10/27/20(d)		2,475	371,250
Sr. Sec’d. Notes, 144A
8.500%	10/27/20(d)		1,076	161,325
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		4,675	4,015,825
5.625%	01/23/46		1,000	518,625
6.500%	03/13/27(a)		4,375	3,663,625
6.500%	06/02/41		20,352	11,647,450
Gtd. Notes, Series 2013-2
7.190%	09/12/24	MXN	3,700	165,668
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31		1,330	1,070,650
3.125%	07/12/41		2,565	1,861,709
Range Resources Corp.,
Gtd. Notes
8.250%	01/15/29(a)		1,390	1,409,722
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Rockcliff Energy II LLC,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/29	905	$793,366
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29	1,100	996,875
4.250%	04/16/39	3,200	2,728,000
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	1,010	848,964
8.375%	09/15/28(a)	1,070	1,111,512
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49	610	355,058
Gtd. Notes, EMTN
3.500%	10/17/49	3,875	2,255,492
Vermilion Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	05/01/30	1,485	1,366,200
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	5,470	5,207,143
3.700%	09/15/26	4,368	4,015,656
3.700%	03/15/28	4,889	4,321,535
			94,453,230
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	585	526,410
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes
8.125%	05/01/25(a)	735	744,064
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	09/01/27	845	768,617
			2,039,091
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	06/15/27(a)	1,690	1,601,275
Sr. Unsec’d. Notes, 144A
4.000%	09/01/29(a)	3,590	2,623,690
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26(a)	1,025	925,063
5.375%	01/15/28	2,075	1,755,222
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	90	90,001
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.750%	02/01/30(a)	1,175	976,636

A28

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
8.500%	04/15/24	1,295	$1,229,904
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25	215	200,096
Sealed Air Corp.,
Gtd. Notes, 144A
5.000%	04/15/29(a)	995	892,670
6.875%	07/15/33	470	449,150
Trivium Packaging Finance BV (Netherlands),
Gtd. Notes, 144A
8.500%	08/15/27(a)	1,980	1,745,865
			12,489,572
Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	7,061	6,459,866
3.200%	11/21/29	7,110	6,238,330
3.800%	03/15/25	3,630	3,514,611
4.250%	11/14/28	15,126	14,226,827
4.250%	11/21/49	1,750	1,404,227
4.550%	03/15/35	1,281	1,150,929
4.875%	11/14/48	5,225	4,588,061
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.750%	05/28/28	3,127	2,635,102
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31(a)	5,891	4,556,076
2.823%	05/20/30	6,381	5,348,036
3.700%	06/06/27	10,453	9,733,963
4.685%	12/15/44	318	272,142
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	4,126	3,993,033
4.500%	11/15/44	877	684,921
4.900%	09/15/45	4,265	3,575,493
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	245	225,576
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	10,044	8,381,899
3.250%	08/15/29	1,065	932,280
3.625%	04/01/27	8,470	7,930,901
5.050%	03/25/48	1,604	1,412,054
5.125%	07/20/45	170	148,785
Health & Happiness H&H International Holdings Ltd. (China),
Sec’d. Notes
5.625%	10/24/24	1,200	946,350
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28(a)	970	829,272
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
4.750%	05/09/27	1,525	$1,288,526
6.750%	03/01/28	935	852,823
7.125%	01/31/25	3,520	3,420,560
			94,750,643
Pipelines — 0.8%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	1,598	1,595,321
3.400%	02/15/31	2,075	1,672,088
4.450%	07/15/27	1,610	1,496,907
5.950%	06/01/26	8,252	8,340,586
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	4,337	3,767,173
5.125%	06/30/27	1,344	1,302,850
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32(a)	3,235	2,484,899
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
6.000%	02/01/29	170	152,051
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	12/15/22(oo)	990	977,979
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	1,165	1,125,922
8.125%	08/16/30	685	728,670
Gtd. Notes, 144A
6.450%	11/03/36	570	518,683
6.750%	09/15/37	940	909,611
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	1,663	1,549,912
4.500%	04/15/24(a)	1,437	1,417,060
6.000%	06/15/48	2,482	2,150,349
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30(a)	1,155	966,301
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	412	397,891
2.600%	10/15/25	1,270	1,140,758
3.450%	10/15/27	527	464,581
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	1,555	1,556,547
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	5,665	5,184,570
MPLX LP,
Sr. Unsec’d. Notes
4.950%	09/01/32	4,210	3,825,669

A29

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26	1,560	$1,388,666
NuStar Logistics LP,
Gtd. Notes
5.750%	10/01/25(a)	670	620,662
6.000%	06/01/26	945	869,577
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30(a)	762	694,385
5.000%	03/15/27	11,446	10,993,095
5.750%	05/15/24	3,260	3,271,742
5.875%	06/30/26	218	217,884
Summit Midstream Partners LP,
Jr. Sub. Notes, Series A
9.500%	12/15/22(d)(oo)	63	44,470
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,070	914,937
6.000%	03/01/27(a)	1,395	1,265,574
6.000%	12/31/30(a)	880	747,904
7.500%	10/01/25(a)	1,595	1,575,040
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32(a)	1,000	826,547
4.875%	02/01/31	285	245,016
5.500%	03/01/30	7,240	6,523,001
6.500%	07/15/27	1,750	1,737,758
6.875%	01/15/29	1,730	1,707,647
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	1,367	1,154,442
4.000%	03/15/28	3,241	2,968,106
4.600%	03/15/48	504	415,663
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29(a)	990	850,961
3.875%	11/01/33	1,260	997,717
4.125%	08/15/31(a)	1,275	1,056,607
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	4,840	4,454,922
3.900%	01/15/25	3,182	3,082,391
4.000%	09/15/25	1,191	1,147,411
4.300%	03/04/24	505	498,519
5.400%	03/04/44	400	349,452
			94,346,474
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28(a)	2,810	2,609,216
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29(a)	1,580	1,220,602
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
5.375%	08/01/28(a)	2,490	$2,068,002
			5,897,820
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31	3,870	3,255,922
3.950%	01/15/27	4,544	4,308,118
4.900%	12/15/30	6,133	5,807,506
American Finance Trust, Inc./American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	1,370	1,026,448
Apollo Commercial Real Estate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	06/15/29	2,195	1,655,177
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26(a)	7,550	6,784,901
3.650%	02/01/26	5,893	5,550,688
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	2,239	2,167,609
3.850%	02/01/25	2,265	2,177,459
3.900%	03/15/27	7,263	6,603,897
4.050%	07/01/30(a)	1,960	1,654,906
4.125%	06/15/26	4,223	3,944,345
4.125%	05/15/29	4,519	3,922,294
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.100%	04/01/31	10,585	7,927,510
2.250%	01/15/31	1,821	1,389,946
2.900%	03/15/27(a)	1,020	906,918
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27	2,859	2,655,904
3.875%	05/01/24	553	540,715
Extra Space Storage LP,
Gtd. Notes
2.350%	03/15/32(a)	5,475	4,038,058
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	1,198	1,137,188
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
6.000%	04/15/25(a)	935	881,219
Healthcare Realty Holdings LP,
Gtd. Notes
2.050%	03/15/31	1,675	1,216,590
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31(a)	630	514,057
3.250%	07/15/26	642	598,268
3.500%	07/15/29	719	632,652
Highwoods Realty LP,
Sr. Unsec’d. Notes
4.125%	03/15/28	1,586	1,438,398

A30

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25	4,284	$4,116,382
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27(a)	695	639,668
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29(a)	535	433,298
Realty Income Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/27	2,331	2,189,948
4.600%	02/06/24	8,075	8,046,145
4.875%	06/01/26	1,030	1,014,543
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27(a)	1,680	1,491,875
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	1,885	1,606,795
2.836%	01/15/50	3,865	3,615,862
Service Properties Trust,
Gtd. Notes
7.500%	09/15/25(a)	983	918,840
Sr. Unsec’d. Notes
4.350%	10/01/24	2,000	1,762,429
Simon Property Group LP,
Sr. Unsec’d. Notes
3.300%	01/15/26	1,138	1,072,454
3.500%	09/01/25	2,789	2,663,242
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/25	570	518,250
Sr. Unsec’d. Notes, 144A
4.375%	01/15/27	1,105	942,598
XHR LP,
Sr. Sec’d. Notes, 144A
4.875%	06/01/29(a)	1,365	1,127,341
			104,896,363
Retail — 0.3%
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29	1,060	632,179
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.750%	08/01/32(a)	1,060	993,916
Bath & Body Works, Inc.,
Gtd. Notes
6.694%	01/15/27	1,160	1,090,168
Gtd. Notes, 144A
6.625%	10/01/30(a)	915	795,756
9.375%	07/01/25(a)	1,541	1,594,498
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sr. Unsec’d. Notes
6.950%	03/01/33(a)	1,730	$1,396,835
Dave & Buster’s, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	11/01/25(a)	1,945	1,915,893
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25(a)	1,855	1,673,247
8.500%	10/30/25	3,555	3,108,990
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	04/01/26(a)	3,115	2,739,024
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29(a)	1,620	1,258,258
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.350%	04/01/27	355	329,298
3.750%	04/01/32(a)	2,580	2,231,548
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	02/15/26(a)	1,510	1,348,288
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.700%	06/15/32	1,065	998,164
Papa John’s International, Inc.,
Gtd. Notes, 144A
3.875%	09/15/29(a)	4,017	3,224,114
PetSmart, Inc./PetSmart Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/29(a)	4,380	3,916,971
Sr. Sec’d. Notes, 144A
4.750%	02/15/28(a)	1,835	1,579,310
Ross Stores, Inc.,
Sr. Unsec’d. Notes
0.875%	04/15/26	1,301	1,120,381
1.875%	04/15/31(a)	4,501	3,364,165
Specialty Building Products Holdings LLC/SBP Finance Corp.,
Sr. Sec’d. Notes, 144A
6.375%	09/30/26	1,300	1,085,696
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29(a)	1,980	1,577,530
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	1,365	1,146,010
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	1,180	873,955
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31(a)	1,881	1,421,728
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43	1,038	825,609
6.875%	11/15/37	339	338,886

A31

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30(a)	475	$414,796
			42,995,213
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
2.972%(ff)	02/16/28	1,770	1,529,943
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28(a)	1,080	977,066
Entegris Escrow Corp.,
Gtd. Notes, 144A
5.950%	06/15/30(a)	4,135	3,773,432
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	1,275	1,194,030
NXP BV/NXP Funding LLC (China),
Gtd. Notes
5.350%	03/01/26	2,008	1,985,410
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.700%	05/01/25(a)	357	330,292
3.150%	05/01/27	733	652,883
			8,913,113
Software — 0.2%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	3,375	2,670,214
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	1,080	919,940
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	995	955,917
Central Parent, Inc./Central Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/29(a)	2,065	1,964,993
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	995	778,419
Sr. Sec’d. Notes, 144A
3.875%	07/01/28(a)	1,390	1,148,902
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	06/15/28(a)	4,895	4,183,694
5.250%	05/15/26(a)	1,090	1,039,887
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	1,165	1,015,184
MSCI, Inc.,
Gtd. Notes, 144A
3.250%	08/15/33(a)	2,500	1,929,598
3.625%	09/01/30(a)	320	267,644
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
4.000%	11/15/29(a)	610	$526,008
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28(a)	2,614	2,181,825
Picard Midco, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	03/31/29	1,225	1,034,935
Playtika Holding Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	670	535,580
ROBLOX Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/30(a)	1,920	1,562,434
Twilio, Inc.,
Gtd. Notes
3.875%	03/15/31(a)	2,025	1,588,872
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27(a)	1,045	967,658
3.700%	04/01/29(a)	830	744,392
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
Gtd. Notes, 144A
3.875%	02/01/29(a)	2,201	1,799,884
			27,815,980
Telecommunications — 0.8%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28(a)	2,445	1,564,800
Sr. Sec’d. Notes, 144A
10.500%	05/15/27(a)	1,475	1,157,506
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29(a)	3,625	2,708,274
5.500%	01/15/28	900	711,000
5.500%	10/15/29	1,195	898,999
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/27(a)	3,431	3,004,921
2.750%	06/01/31	2,897	2,322,957
4.300%	02/15/30	1,929	1,765,430
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24	800	560,150
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
3.250%	06/03/31(a)	2,130	1,706,535
C&W Senior Financing DAC (Panama),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	1,550	1,263,250
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	1,545	1,336,425
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	4,425	4,284,625

A32

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	750	$375,036
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
3.000%	07/23/35	2,300	1,627,681
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	2,215	2,025,201
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	1,010	883,144
7.000%	10/15/28(a)	1,135	970,425
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30(a)	635	539,877
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	855	633,570
4.625%	09/15/27(a)	1,115	927,942
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29	275	193,464
Maxar Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	06/15/27(a)	1,975	1,851,544
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	05/05/31	3,525	2,811,904
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.591%	04/03/28	5,585	4,630,494
2.065%	04/03/31(a)	800	631,015
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31	1,095	911,587
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec’d. Notes
6.625%	04/24/28	1,450	1,395,190
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
3.200%	03/15/27	1,405	1,284,762
3.800%	03/15/32	2,200	1,896,676
4.550%	03/15/52(a)	1,065	857,206
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27(a)	1,150	1,004,812
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23	1,000	989,875
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	3,885	3,992,899
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	360	365,892
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	1,840	$1,633,000
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.500%	10/15/27	1,200	444,000
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes
2.050%	02/15/28	2,171	1,801,807
3.750%	04/15/27(a)	10,935	10,107,221
3.875%	04/15/30	8,985	7,962,471
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33(a)	585	526,789
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	2,614	2,205,736
2.355%	03/15/32(a)	5,052	3,885,049
2.550%	03/21/31	6,400	5,109,414
3.550%	03/22/51(a)	3,815	2,693,813
4.329%	09/21/28(a)	3,781	3,560,375
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27(a)	645	537,410
Viavi Solutions, Inc.,
Gtd. Notes, 144A
3.750%	10/01/29	785	626,520
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31(a)	4,350	3,375,165
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	508	401,060
5.250%	05/30/48	4,235	3,503,178
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
5.125%	01/15/28	650	439,278
			102,897,354
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	2,296	2,123,198
Transportation — 0.0%
Empresa de los Ferrocarriles del Estado (Chile),
Sr. Unsec’d. Notes
3.068%	08/18/50	1,770	985,448
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
3.693%	09/13/61	525	306,075
4.700%	05/07/50	1,545	1,156,587
FedEx Corp.,
Gtd. Notes
2.400%	05/15/31	3,846	2,996,649

A33

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	432	$408,292
			5,853,051
Water — 0.0%
Manila Water Co., Inc. (Philippines),
Sr. Unsec’d. Notes
4.375%	07/30/30	2,100	1,833,300
Solaris Midstream Holdings LLC,
Gtd. Notes, 144A
7.625%	04/01/26(a)	1,120	1,044,835
			2,878,135

Total Corporate Bonds (cost $2,056,853,431)			1,729,590,989
Municipal Bonds — 0.0%
Colorado — 0.0%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
4.480%	12/01/40	7,015	5,727,896
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	205	183,768

Total Municipal Bonds (cost $7,220,000)			5,911,664
Residential Mortgage-Backed Securities — 1.1%
Angel Oak Mortgage Trust,
Series 2020-03, Class A1, 144A
1.691%(cc)	04/25/65	882	809,542
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	2,129	1,806,311
Series 2021-03, Class A1, 144A
1.068%(cc)	05/25/66	2,072	1,761,861
Series 2021-04, Class A3, 144A
1.446%(cc)	01/20/65	1,733	1,366,088
Series 2021-06, Class A2, 144A
1.581%(cc)	09/25/66	2,260	1,795,552
Series 2021-06, Class A3, 144A
1.714%(cc)	09/25/66	2,037	1,594,821
Angel Oak Mortgage Trust I LLC,
Series 2019-02, Class A1, 144A
3.628%(cc)	03/25/49	12	11,930
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	3,496	2,746,136
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	2,849	2,358,413
COLT Mortgage Loan Trust,
Series 2020-03, Class A1, 144A
1.506%(cc)	04/27/65	334	315,272
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-01, Class A1, 144A
0.910%(cc)	06/25/66	2,599	$2,145,370
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
3.281%(c)	12/25/41	1,492	1,464,016
Series 2022-R03, Class 1M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
4.381%(c)	03/25/42	2,941	2,906,594
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A
0.000%(cc)	05/27/37	183	178,670
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	1,042	880,535
Series 2021-02, Class A2, 144A
1.209%(cc)	04/25/66	980	847,633
Ellington Financial Mortgage Trust,
Series 2021-03, Class A1, 144A
1.241%(cc)	09/25/66	1,999	1,609,425
Series 2021-03, Class A2, 144A
1.396%(cc)	09/25/66	2,041	1,639,143
Fannie Mae Connecticut Avenue Securities,
Series 2017-C02, Class 2ED3, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
4.434%(c)	09/25/29	238	236,547
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
4.184%(c)	11/25/29	4,748	4,690,759
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.084%(c)	02/25/30	80	79,713
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	1	272
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
3.081%(c)	08/25/33	654	650,388
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
2.981%(c)	08/25/33	207	205,758
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.478%(cc)	05/25/48	7,764	6,538,985
Freddie Mac REMIC,
Series 4977, Class IO,
4.500%	05/25/50	1,771	279,916
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
4.681%(c)	02/25/42	5,980	5,553,926
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
5.231%(c)	06/25/42	6,202	6,205,548

A34

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.647%(cc)	12/25/46	1,361	$1,310,058
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	419	382,702
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	378	357,480
GCAT Trust,
Series 2021-NQM04, Class A3, 144A
1.556%(cc)	08/25/66	1,254	1,022,635
Government National Mortgage Assoc.,
Series 2012-94, Class BI, IO
4.000%	05/20/37	169	1,604
Series 2013-24, Class OI, IO
4.000%	02/20/43	268	45,612
Series 2013-82, Class IG, IO
3.500%	05/20/43	836	136,275
Series 2018-08, Class DA
3.000%	11/20/47	256	240,601
Series 2022-63, Class LM
3.500%	10/20/50	2,005	1,713,385
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ05, Class A4, 144A
2.500%(cc)	10/25/51	7,661	6,006,805
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
1.964%(cc)	07/25/44	48	48,125
Series 2020-INV01, Class A14, 144A
2.940%(cc)	10/25/50	2,075	1,724,656
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	2,723	2,135,988
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	2,798	2,193,880
Series 2021-HP01, Class A6, 144A
2.500%(cc)	01/25/52	4,736	4,071,765
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	904	822,091
Series 2020-INV01, Class A11, 144A, 1 Month LIBOR + 0.830% (Cap 6.000%, Floor 0.000%)
3.274%(c)	08/25/50	439	419,764
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	729	656,894
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	992	851,541
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	224	217,082
Mello Mortgage Capital Acceptance,
Series 2021-INV04, Class A15, 144A
2.500%(cc)	12/25/51	8,610	6,751,494
New Residential Mortgage Loan Trust,
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	459	421,401
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
OBX Trust,
Series 2021-INV03, Class A19, 144A
2.500%(cc)	10/25/51	4,119	$3,229,553
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66	2,479	2,154,382
PSMC Trust,
Series 2021-01, Class A1, 144A
2.500%(cc)	03/25/51	6,136	4,991,564
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.798%(cc)	08/25/47	2,016	1,732,139
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	132	120,726
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	797	751,667
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	154	149,607
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	1,150	1,067,272
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.692%(cc)	03/25/58	211	198,147
UWM Mortgage Trust,
Series 2021-INV01, Class A15, 144A
2.500%(cc)	08/25/51	6,822	5,348,805
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	2,762	2,148,432
Verus Securitization Trust,
Series 2019-04, Class A3, 144A
3.000%	11/25/59	845	821,830
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59	854	820,693
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60	175	170,992
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60	625	599,717
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	1,078	924,987
Series 2021-02, Class A2, 144A
1.288%(cc)	02/25/66	1,589	1,313,223
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66	1,751	1,431,943
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66	9,144	7,739,446
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65	2,418	2,259,567
Wells Fargo Mortgage Backed Securities Trust,
Series 2021-INV02, Class A17, 144A
3.000%(cc)	09/25/51	9,329	7,462,475

A35

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-RR1, Class A17, 144A
2.500%(cc)	12/25/50		4,011	$3,116,851

Total Residential Mortgage-Backed Securities (cost $155,345,974)				130,764,980
Sovereign Bonds — 2.5%
Albania Government International Bond (Albania),
Sr. Unsec’d. Notes
3.500%	06/16/27	EUR	2,530	2,156,103
3.500%	11/23/31	EUR	1,770	1,269,900
Sr. Unsec’d. Notes, 144A
3.500%	11/23/31	EUR	2,325	1,668,090
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28		3,885	3,059,437
9.500%	11/12/25		1,675	1,549,375
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32		1,090	802,513
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		2,470	1,846,325
9.125%	11/26/49		3,700	2,469,287
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.000%(cc)	12/15/35(d)		9,945	39,158
0.500%(cc)	07/09/30		3,416	683,181
1.500%(cc)	07/09/35		4,326	785,127
3.875%(cc)	01/09/38		8,285	1,932,980
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28		650	388,903
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28		7,130	4,265,968
9.000%	06/16/29		350	237,519
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		2,210	2,046,736
7.000%	10/12/28		4,410	4,201,352
7.500%	09/20/47		1,600	1,259,300
Sr. Unsec’d. Notes, 144A, MTN
5.625%	05/18/34		6,400	4,968,000
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		450	416,053
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes
4.875%	01/19/32	EUR	400	265,594
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32	EUR	1,425	946,177
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds, 144A
5.800%	06/01/24	CLP	550,000	543,000
Unsec’d. Notes, 144A
4.700%	09/01/30	CLP	855,000	770,717
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45	1,885	$1,379,938
5.625%	01/07/41	1,040	839,345
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.250%	09/21/71	1,450	826,500
3.500%	01/31/34	380	310,126
4.000%	01/31/52	430	314,449
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30	3,650	2,606,100
3.125%	04/15/31	2,200	1,526,662
4.125%	05/15/51	1,875	1,000,547
5.000%	06/15/45	7,345	4,470,351
5.625%	02/26/44	550	363,000
6.125%	01/18/41	465	341,136
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
5.625%	04/30/43	1,100	778,800
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32	4,155	3,100,149
5.875%	01/30/60	6,050	3,960,103
6.000%	07/19/28	445	401,974
6.850%	01/27/45	7,935	6,131,275
7.450%	04/30/44	545	455,348
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30	2,415	1,893,964
4.875%	09/23/32	9,290	6,931,501
5.500%	02/22/29	905	775,076
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
2.500%(cc)	07/31/35	3,700	1,217,069
Sr. Unsec’d. Notes, 144A
1.500%(cc)	07/31/40	2,232	649,073
2.500%(cc)	07/31/35	5,410	1,779,630
5.500%(cc)	07/31/30	4,312	2,022,335
5.771%(s)	07/31/30	847	244,368
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28	1,475	1,032,500
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31	657	378,514
7.600%	03/01/29	1,385	966,037
8.500%	01/31/47	2,545	1,409,294
Sr. Unsec’d. Notes, EMTN
5.875%	02/16/31	1,945	1,120,563
Sr. Unsec’d. Notes, MTN
8.500%	01/31/47	5,320	2,945,950
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25	2,865	1,529,731
7.650%	06/15/35	4,360	1,435,530
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27	525	193,856

A36

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26		500	$462,243
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31		1,225	916,128
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31		2,400	1,794,864
3.250%	01/15/30		7,200	5,977,944
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
6.375%	02/11/27		530	209,350
8.125%	01/18/26		1,255	615,578
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30		245	207,441
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28		1,900	1,704,419
4.900%	06/01/30		640	557,320
5.375%	04/24/32		2,300	2,005,744
Unsec’d. Notes, 144A
5.250%	08/10/29		270	242,460
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
2.125%	09/22/31		1,845	1,267,054
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.550%	03/31/32		5,070	4,398,783
Sr. Unsec’d. Notes, EMTN
4.625%	04/15/43		3,370	2,839,596
5.250%	01/17/42		1,630	1,472,909
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
6.125%	06/15/33(a)		12,920	9,789,322
6.625%	03/22/48	EUR	3,070	1,771,968
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	03/15/39		1,340	1,460,014
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
5.850%	07/07/30		6,450	5,192,250
Sr. Unsec’d. Notes, 144A
7.750%	01/15/28		1,550	1,466,494
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.000%	01/27/23(d)		4,620	269,404
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.750%	04/27/32		25,060	22,491,350
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
4.450%	07/07/31		4,300	2,816,973
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
3.000%	12/15/32		5,010	3,492,283
4.000%	12/15/50		8,450	4,775,834
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32	1,700	$1,185,006
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.875%	02/16/32	3,520	2,235,200
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26	2,650	2,457,875
5.375%	03/08/27	4,750	4,441,250
6.250%	01/25/31	725	672,438
6.500%	03/08/47	2,430	1,886,287
6.750%	10/28/27	1,300	1,277,087
6.750%	01/17/48	2,575	2,050,344
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	1,000	927,500
6.250%	01/25/31(a)	560	519,400
6.750%	10/28/27	900	884,138
7.000%	01/25/51	685	561,700
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36	2,974	1,052,610
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30	2,190	1,777,732
3.298%	01/19/33	9,055	6,985,932
4.500%	01/19/63	2,080	1,365,520
Sr. Unsub. Notes
2.252%	09/29/32	3,600	2,518,425
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.700%	03/27/27	1,235	1,161,132
5.400%	03/30/50	2,310	1,696,839
5.600%	03/13/48	400	299,200
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33	560	400,330
4.950%	04/28/31	2,170	1,926,282
5.400%	03/30/50	200	146,913
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
2.800%	06/23/30	9,000	7,581,375
4.550%	03/29/26	6,495	6,354,140
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29	2,300	2,189,744
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.780%	12/01/60	4,050	2,170,041
3.300%	03/11/41	1,500	1,031,250
3.550%	03/10/51	650	432,169
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
2.650%	12/10/45	4,875	3,010,849
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50	900	787,500
4.817%	03/14/49	5,150	4,750,875
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50	1,160	1,015,000

A37

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.850%	06/30/2120	EUR	2,525	$1,022,961
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.375%	07/24/44		800	516,400
5.650%	09/27/47		1,190	755,650
5.875%	04/20/32		2,365	1,951,125
6.250%	03/08/41		2,550	1,887,478
7.300%	04/20/52		3,295	2,495,962
Republic of Uzbekistan International Bond (Uzbekistan),
Sr. Unsec’d. Notes
3.900%	10/19/31		2,200	1,535,600
Sr. Unsec’d. Notes, 144A
3.900%	10/19/31		2,197	1,533,506
Sr. Unsec’d. Notes, 144A, MTN
5.375%	02/20/29		645	538,696
Sr. Unsec’d. Notes, EMTN
5.375%	02/20/29		2,000	1,670,375
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		2,400	1,700,700
4.000%	02/14/51		4,250	2,348,922
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		812	575,404
4.000%	02/14/51		640	353,720
Sr. Unsec’d. Notes, EMTN
2.124%	07/16/31	EUR	600	371,304
3.375%	01/28/50	EUR	4,025	2,021,166
Unsec’d. Notes, 144A
3.000%	02/27/27		6,290	5,298,539
Unsec’d. Notes, 144A, MTN
2.875%	04/13/42	EUR	650	326,479
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60		635	536,575
Sr. Unsec’d. Notes, EMTN
3.250%	10/26/26		1,900	1,802,625
3.750%	01/21/55		1,820	1,346,800
5.000%	04/17/49		1,900	1,710,000
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33		9,350	6,982,112
Unsec’d. Notes, 144A
6.250%	05/23/33		850	634,738
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30		8,375	5,492,430
Sr. Unsec’d. Notes, 144A
2.125%	12/01/30		522	342,334
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.125%	06/03/25(d)		6,240	1,660,620
6.825%	07/18/26(d)		1,250	312,734
6.850%	11/03/25(d)		3,575	894,420
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26(d)		800	200,150
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes
9.250%	10/26/26	3,058	$2,446,400
Sr. Unsec’d. Notes, 144A
12.875%	12/30/23	775	619,516
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26	1,000	821,250
4.875%	04/16/43	1,320	742,500
6.000%	03/25/27	1,141	955,587
6.000%	01/14/41	3,500	2,152,500
6.500%	09/20/33	1,520	1,094,400
8.600%	09/24/27	1,425	1,328,812
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/27(d)	3,280	656,000
7.750%	09/01/29(d)	2,720	564,400
Sr. Unsec’d. Notes, 144A
0.000%(cc)	08/01/41	515	137,763
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20(d)	4,725	330,750
7.750%	10/13/19(d)	5,500	357,500
9.250%	09/15/27(d)	2,200	154,000
11.750%	10/21/26(d)	2,250	168,750
11.950%	08/05/31(d)	1,200	101,772
12.750%	08/23/22(d)	3,025	226,875
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/22	5,248	2,407,520

Total Sovereign Bonds (cost $420,621,522)			303,937,217
U.S. Government Agency Obligations — 7.6%
Federal Home Loan Mortgage Corp.
1.500%	04/01/37	2,721	2,335,563
2.000%	03/01/42	6,741	5,634,046
2.000%	06/01/50	692	564,399
2.000%	05/01/51	93	75,656
2.000%	05/01/51	3,572	2,905,676
2.000%	05/01/51	6,315	5,135,405
2.000%	07/01/51	55	44,778
2.000%	12/01/51	3,838	3,117,392
2.000%	03/01/52	38,520	31,250,828
2.000%	04/01/52	1,851	1,502,203
2.000%	05/01/52	574	466,809
2.500%	03/01/42	3,351	2,869,940
2.500%	07/01/50	490	414,982
2.500%	02/01/51	949	802,938
2.500%	05/01/51	440	372,356
2.500%	05/01/51	856	721,979
2.500%	06/01/51	1,386	1,187,844
2.500%	07/01/51	588	496,301
2.500%	07/01/51	973	820,985
2.500%	08/01/51	1,109	937,737
2.500%	08/01/51	2,750	2,318,167
2.500%	08/01/51	3,423	2,884,677

A38

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	01/01/52	7,741	$6,541,293
2.500%	04/01/52	15,748	13,246,492
2.500%	05/01/52	21,904	18,400,511
2.500%	07/01/52	260	218,463
3.000%	05/01/30	694	672,401
3.000%	11/01/33	1,001	923,088
3.000%	02/01/34	1,019	950,073
3.000%	04/01/34	83	77,168
3.000%	11/01/42	27	24,284
3.000%	01/01/43	31	28,028
3.000%	02/01/43	11	9,822
3.000%	02/01/43	23	20,438
3.000%	02/01/43	96	86,461
3.000%	03/01/43	85	76,475
3.000%	03/01/45	12	11,074
3.000%	04/01/45	97	86,718
3.000%	06/01/45	20	18,237
3.000%	06/01/45	151	134,852
3.000%	07/01/45	97	86,771
3.000%	02/01/47	638	566,840
3.000%	02/01/48	14	12,334
3.000%	09/01/49	1,130	1,008,401
3.000%	11/01/49	1,125	995,240
3.000%	02/01/50	420	371,345
3.000%	06/01/50	471	414,453
3.000%	08/01/50	2,021	1,784,100
3.000%	09/01/51	5,067	4,445,508
3.500%	02/01/34	150	142,430
3.500%	04/01/42	18	16,284
3.500%	04/01/42	186	171,725
3.500%	08/01/42	29	27,118
3.500%	08/01/42	38	34,793
3.500%	08/01/42	183	168,249
3.500%	09/01/42	5	4,124
3.500%	09/01/42	43	39,694
3.500%	09/01/42	255	235,372
3.500%	10/01/42	5	4,917
3.500%	10/01/42	68	62,419
3.500%	11/01/42	30	27,819
3.500%	12/01/42	337	310,104
3.500%	01/01/43	315	289,545
3.500%	04/01/43	9	8,259
3.500%	04/01/43	39	35,819
3.500%	04/01/43	246	226,184
3.500%	05/01/43	693	636,777
3.500%	10/01/43	81	74,831
3.500%	01/01/44	306	281,188
3.500%	03/01/44	535	493,477
3.500%	05/01/45	230	211,213
3.500%	06/01/45	49	45,337
3.500%	06/01/45	309	283,736
3.500%	12/01/46	2,247	2,064,243
3.500%	01/01/48	3,787	3,466,754
3.500%	03/01/48	1,715	1,566,304
3.500%	10/01/49	84	76,264
3.500%	12/01/49	223	202,341
3.500%	01/01/50	1,718	1,562,342
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	06/01/33	173	$165,257
4.000%	10/01/34	67	65,147
4.000%	05/01/38	355	334,580
4.000%	10/01/40	4	3,489
4.000%	10/01/40	6	6,118
4.000%	10/01/40	19	17,632
4.000%	11/01/40	9	8,185
4.000%	12/01/40	3	2,890
4.000%	12/01/40	202	192,419
4.000%	12/01/40	457	433,808
4.000%	12/01/40	661	630,855
4.000%	02/01/41	124	118,683
4.000%	04/01/41	861	821,310
4.000%	10/01/41	52	49,775
4.000%	10/01/41	153	145,012
4.000%	12/01/41	106	100,174
4.000%	02/01/42	349	330,964
4.000%	03/01/42	11	10,249
4.000%	04/01/42	14	12,958
4.000%	04/01/42	39	36,845
4.000%	04/01/42	88	83,828
4.000%	07/01/42	785	749,141
4.000%	09/01/42	55	52,538
4.000%	11/01/42	382	364,969
4.000%	05/01/43	66	62,400
4.000%	09/01/43	247	236,152
4.000%	02/01/45	123	116,746
4.000%	05/01/45	44	41,974
4.000%	01/01/46	2,636	2,516,634
4.000%	04/01/46	6	5,756
4.000%	04/01/46	14	13,307
4.000%	04/01/46	291	276,662
4.000%	10/01/47	5	4,278
4.000%	04/01/48	7	6,494
4.000%	06/01/48	209	198,230
4.000%	02/01/50	3,979	3,745,204
4.500%	09/01/37	293	288,356
4.500%	05/01/39	64	62,826
4.500%	05/01/39	66	64,597
4.500%	06/01/39	41	40,393
4.500%	08/01/39	290	284,699
4.500%	09/01/39	21	20,506
4.500%	10/01/39	8	7,758
4.500%	10/01/39	20	19,517
4.500%	10/01/39	122	120,042
4.500%	10/01/39	391	383,648
4.500%	10/01/39	897	880,371
4.500%	12/01/39	27	26,341
4.500%	03/01/40	57	55,525
4.500%	05/01/40	27	26,424
4.500%	08/01/40	62	60,541
4.500%	08/01/40	98	96,512
4.500%	10/01/40	75	73,222
4.500%	11/01/40	54	53,317
4.500%	01/01/41	94	92,231
4.500%	02/01/41	11	11,197
4.500%	02/01/41	16	15,642

A39

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	02/01/41	16	$15,650
4.500%	02/01/41	35	34,010
4.500%	03/01/41	74	72,974
4.500%	04/01/41	117	115,080
4.500%	04/01/41	217	212,548
4.500%	10/01/41	585	573,459
4.500%	01/01/42	35	33,861
4.500%	03/01/44	9	8,420
4.500%	03/01/44	28	27,077
4.500%	03/01/44	30	29,439
4.500%	12/01/48	583	565,703
4.500%	05/01/50	203	194,765
5.000%	06/01/23	3	2,923
5.000%	07/01/25	—(r)	11
5.000%	07/01/33	—(r)	454
5.000%	11/01/33	2	2,381
5.000%	11/01/33	3	2,911
5.000%	11/01/33	4	4,154
5.000%	11/01/33	5	5,006
5.000%	07/01/35	842	849,950
5.000%	11/01/35	126	127,160
5.000%	12/01/35	1	1,435
5.000%	04/01/40	6	6,469
5.000%	04/01/40	53	53,866
5.000%	06/01/40	59	59,628
5.000%	07/01/40	6	6,011
5.000%	07/01/40	38	38,037
5.000%	08/01/40	25	24,947
5.000%	08/01/40	66	66,570
5.000%	08/01/40	198	199,918
5.000%	06/01/41	112	113,105
5.000%	07/01/41	7	6,840
5.000%	07/01/41	10	9,356
5.000%	07/01/41	38	37,951
5.000%	07/01/41	49	48,826
5.000%	09/01/52	20,035	19,542,287
5.500%	03/01/34	29	30,125
5.500%	07/01/35	20	20,438
5.500%	01/01/38	552	569,883
5.500%	06/01/41	192	198,813
6.000%	10/01/32	—(r)	226
6.000%	03/01/33	6	6,183
6.000%	12/01/33	14	14,692
6.000%	12/01/33	164	172,344
6.000%	06/01/37	1	1,068
6.000%	07/01/38	4	4,213
6.000%	08/01/38	8	8,669
6.500%	08/01/36	10	10,812
6.500%	09/01/39	26	26,804
7.000%	06/01/32	1	844
7.000%	06/01/32	1	1,136
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.279%, Floor 2.250%)
3.099%(c)	10/01/36	1	919
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.382%, Floor 1.625%)
2.851%(c)	04/01/37	24	23,972
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725% (Cap 10.850%, Floor 1.725%)
3.975%(c)	07/01/35	1	$605
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733% (Cap 10.063%, Floor 1.733%)
2.108%(c)	02/01/37	11	11,273
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 10.072%, Floor 1.750%)
2.127%(c)	02/01/35	3	2,607
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.268%, Floor 1.750%)
4.000%(c)	07/01/41	147	150,539
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.426%, Floor 1.750%)
2.000%(c)	12/01/40	89	89,939
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 9.785%, Floor 1.785%)
2.035%(c)	02/01/37	1	878
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.829% (Cap 10.732%, Floor 1.829%)
2.203%(c)	02/01/37	4	3,566
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.830% (Cap 10.028%, Floor 1.830%)
2.079%(c)	03/01/36	4	3,718
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.842% (Cap 10.845%, Floor 1.842%)
2.091%(c)	01/01/37	5	4,592
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.905% (Cap 7.595%, Floor 1.905%)
3.688%(c)	10/01/42	23	23,862
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.929% (Cap 10.979%, Floor 1.929%)
2.186%(c)	12/01/36	1	1,017
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.030% (Cap 11.127%, Floor 2.030%)
2.275%(c)	11/01/36	4	3,607
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.220% (Cap 11.100%, Floor 2.220%)
2.558%(c)	02/01/37	3	3,461
Federal National Mortgage Assoc.
1.500%	04/01/37	5,231	4,490,883
1.500%	05/01/37	4,289	3,682,189
1.500%	01/01/42	4,735	3,787,735
2.000%	TBA	24,130	19,532,104
2.000%	04/01/42	7,872	6,580,779
2.000%	07/01/50	211	172,356
2.000%	10/01/50	313	256,251
2.000%	10/01/50	2,063	1,682,575
2.000%	11/01/50	177	144,031
2.000%	05/01/51	90	73,468
2.000%	05/01/51	18,639	15,172,893
2.000%	07/01/51	40	32,881
2.000%	07/01/51	87	70,907
2.000%	07/01/51	89	72,416
2.000%	12/01/51	13,995	11,371,076
2.000%	02/01/52	3,617	2,937,196
2.000%	02/01/52	4,213	3,427,778

A40

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	02/01/52	4,639	$3,766,348
2.000%	02/01/52	9,108	7,399,091
2.000%	03/01/52	2,186	1,778,191
2.000%	03/01/52	39,731	32,264,621
2.000%	04/01/52	12,777	10,368,789
2.500%	TBA	3,325	3,008,865
2.500%	TBA	16,330	13,697,744
2.500%	11/01/29	16	14,475
2.500%	01/01/31	129	119,361
2.500%	11/01/34	4,037	3,746,068
2.500%	03/01/37	14,054	12,731,574
2.500%	04/01/37	1,494	1,303,131
2.500%	10/01/37	183	158,872
2.500%	07/01/50	2,822	2,389,179
2.500%	09/01/50	1,931	1,634,414
2.500%	01/01/51	1,077	910,470
2.500%	02/01/51	1,086	917,186
2.500%	05/01/51	528	446,526
2.500%	05/01/51	692	585,387
2.500%	06/01/51	1,067	903,114
2.500%	06/01/51	1,908	1,634,833
2.500%	07/01/51	1,597	1,345,069
2.500%	08/01/51	880	741,948
2.500%	08/01/51	4,152	3,501,147
2.500%	08/01/51	10,399	8,772,958
2.500%	10/01/51	6,888	5,804,396
2.500%	10/01/51	8,206	6,914,802
2.500%	01/01/52	4,011	3,387,469
2.500%	01/01/52	11,801	9,928,952
2.500%	03/01/52	734	621,164
2.500%	04/01/52	3,374	2,838,039
2.500%	06/01/52	686	576,855
2.500%	08/01/52	893	751,631
2.500%	09/01/52	629	529,066
3.000%	TBA	110,180	95,878,119
3.000%	01/01/27	149	144,439
3.000%	08/01/27	11	10,677
3.000%	08/01/27	12	11,477
3.000%	10/01/27	38	35,213
3.000%	11/01/27	12	10,834
3.000%	12/01/27	21	19,469
3.000%	01/01/28	20	18,464
3.000%	02/01/28	17	16,070
3.000%	03/01/28	21	19,787
3.000%	04/01/28	17	16,141
3.000%	05/01/28	22	20,279
3.000%	06/01/28	20	18,387
3.000%	07/01/28	21	19,617
3.000%	08/01/28	22	20,185
3.000%	09/01/28	24	22,142
3.000%	11/01/28	410	394,426
3.000%	01/01/29	20	18,440
3.000%	02/01/29	376	360,491
3.000%	03/01/29	28	26,574
3.000%	12/01/32	161	152,560
3.000%	03/01/33	60	57,015
3.000%	06/01/33	5	4,079
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	12/01/34	62	$57,849
3.000%	12/01/34	211	196,730
3.000%	01/01/35	352	327,773
3.000%	05/01/35	6,117	5,696,196
3.000%	01/01/40	3,971	3,575,485
3.000%	04/01/40	6,934	6,173,960
3.000%	09/01/42	295	264,010
3.000%	10/01/42	272	244,296
3.000%	10/01/42	769	689,332
3.000%	11/01/42	165	148,393
3.000%	11/01/42	173	155,354
3.000%	02/01/43	7	5,874
3.000%	02/01/43	8	7,192
3.000%	02/01/43	17	15,646
3.000%	02/01/43	27	24,344
3.000%	02/01/43	37	33,052
3.000%	02/01/43	133	118,895
3.000%	04/01/43	10	8,751
3.000%	04/01/43	3,144	2,816,615
3.000%	05/01/43	16	14,483
3.000%	05/01/43	42	37,224
3.000%	05/01/43	70	62,788
3.000%	05/01/43	452	405,706
3.000%	07/01/43	129	114,640
3.000%	08/01/43	52	46,134
3.000%	08/01/43	462	411,693
3.000%	09/01/43	632	564,194
3.000%	02/01/44	87	77,980
3.000%	12/01/44	4	3,929
3.000%	05/01/45	147	130,782
3.000%	08/01/45	347	308,815
3.000%	05/01/46	3,730	3,322,176
3.000%	08/01/46	298	261,656
3.000%	10/01/46	157	139,615
3.000%	11/01/46	128	114,213
3.000%	11/01/46	399	355,728
3.000%	11/01/46	628	558,103
3.000%	11/01/46	1,157	1,028,036
3.000%	11/01/46	4,394	3,932,401
3.000%	11/01/46	5,809	5,157,830
3.000%	12/01/46	711	631,635
3.000%	01/01/47	3,359	2,980,217
3.000%	06/01/47	1,241	1,104,543
3.000%	03/01/48	25	22,319
3.000%	08/01/49	989	882,654
3.000%	11/01/49	251	220,537
3.000%	02/01/50	269	237,167
3.000%	03/01/50	889	787,499
3.000%	05/01/50	49	43,574
3.000%	05/01/50	17,888	15,726,620
3.000%	07/01/50	436	383,275
3.000%	08/01/50	724	634,969
3.000%	08/01/50	1,352	1,186,616
3.000%	09/01/50	38	33,016
3.000%	10/01/50	2,364	2,074,708
3.500%	TBA	23,295	20,963,680
3.500%	07/01/30	42	39,712

A41

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	08/01/30	223	$212,361
3.500%	07/01/32	593	559,146
3.500%	12/01/33	2,915	2,761,943
3.500%	01/01/34	7	6,548
3.500%	01/01/34	13	12,457
3.500%	01/01/34	28	26,563
3.500%	01/01/34	45	41,932
3.500%	05/01/34	1,227	1,167,153
3.500%	07/01/34	55	51,769
3.500%	07/01/34	159	150,863
3.500%	08/01/34	203	192,180
3.500%	02/01/35	133	125,170
3.500%	09/01/37	97	90,114
3.500%	12/01/41	85	78,410
3.500%	06/01/42	135	124,788
3.500%	06/01/42	294	270,428
3.500%	07/01/42	158	145,396
3.500%	08/01/42	359	327,675
3.500%	09/01/42	646	595,207
3.500%	10/01/42	583	536,752
3.500%	11/01/42	91	83,580
3.500%	01/01/43	100	91,582
3.500%	01/01/43	669	615,592
3.500%	04/01/43	66	60,934
3.500%	05/01/43	952	874,225
3.500%	06/01/43	387	355,076
3.500%	06/01/43	390	358,510
3.500%	07/01/43	56	51,695
3.500%	07/01/43	121	110,808
3.500%	07/01/43	150	137,754
3.500%	07/01/43	235	215,816
3.500%	07/01/43	480	440,559
3.500%	08/01/43	101	92,439
3.500%	08/01/43	119	109,488
3.500%	03/01/44	622	573,222
3.500%	11/01/45	44	40,814
3.500%	12/01/45	1,565	1,445,651
3.500%	12/01/45	6,349	5,833,761
3.500%	01/01/46	42	37,996
3.500%	01/01/46	491	451,250
3.500%	01/01/46	648	595,741
3.500%	05/01/46	217	199,605
3.500%	06/01/46	751	689,761
3.500%	02/01/47	3,543	3,254,288
3.500%	08/01/47	97	88,639
3.500%	09/01/47	46	42,373
3.500%	10/01/47	200	182,913
3.500%	11/01/47	56	51,119
3.500%	01/01/48	265	243,138
3.500%	02/01/48	1,148	1,049,675
3.500%	12/01/48	2,244	2,053,004
3.500%	06/01/49	1,094	1,000,731
3.500%	06/01/49	4,040	3,696,767
3.500%	06/01/49	4,664	4,265,377
3.500%	07/01/50	2,260	2,062,849
3.500%	08/01/50	295	268,173
3.500%	01/01/52	3,771	3,401,312
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	TBA	4,500	$4,341,094
4.000%	TBA	11,915	11,055,351
4.000%	11/01/31	41	39,452
4.000%	11/01/40	65	61,501
4.000%	11/01/40	464	442,790
4.000%	12/01/40	599	568,485
4.000%	01/01/41	74	70,842
4.000%	01/01/41	382	362,767
4.000%	02/01/41	73	69,862
4.000%	02/01/41	236	224,894
4.000%	03/01/41	615	585,940
4.000%	04/01/41	206	196,619
4.000%	10/01/41	235	223,767
4.000%	11/01/41	212	202,184
4.000%	01/01/42	284	270,395
4.000%	01/01/42	337	321,311
4.000%	02/01/42	35	33,189
4.000%	02/01/42	201	192,016
4.000%	02/01/42	318	302,757
4.000%	08/01/42	740	708,910
4.000%	10/01/43	138	131,563
4.000%	05/01/45	152	144,846
4.000%	06/01/45	251	235,496
4.000%	07/01/45	77	73,371
4.000%	09/01/45	129	122,219
4.000%	10/01/45	7,958	7,588,048
4.000%	12/01/45	137	129,720
4.000%	03/01/46	563	536,405
4.000%	09/01/46	118	112,352
4.000%	02/01/47	6,543	6,210,346
4.000%	08/01/47	1,411	1,339,612
4.000%	12/01/47	96	90,538
4.000%	10/01/48	1,878	1,777,172
4.000%	12/01/49	578	542,730
4.000%	10/01/51	1,403	1,312,724
4.000%	08/01/52	820	761,223
4.500%	TBA	6,760	6,439,428
4.500%	03/01/39	148	143,960
4.500%	06/01/39	73	71,000
4.500%	08/01/39	190	185,576
4.500%	09/01/39	218	213,938
4.500%	11/01/39	63	62,014
4.500%	12/01/39	322	315,126
4.500%	12/01/39	729	714,160
4.500%	04/01/40	490	479,281
4.500%	07/01/40	53	51,864
4.500%	09/01/40	588	574,814
4.500%	11/01/40	840	821,216
4.500%	12/01/40	61	59,902
4.500%	12/01/40	94	91,748
4.500%	12/01/40	425	416,668
4.500%	02/01/41	98	95,822
4.500%	02/01/41	99	96,505
4.500%	02/01/41	146	143,380
4.500%	02/01/41	260	254,407
4.500%	04/01/41	749	733,560
4.500%	05/01/41	22	21,105

A42

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	05/01/41	765	$747,223
4.500%	06/01/41	66	64,436
4.500%	06/01/41	67	65,217
4.500%	08/01/41	10	9,567
4.500%	10/01/41	9	9,235
4.500%	10/01/41	16	15,268
4.500%	11/01/41	12	11,794
4.500%	11/01/41	246	241,103
4.500%	04/01/42	110	107,807
4.500%	08/01/42	26	25,683
4.500%	09/01/42	19	18,577
4.500%	09/01/42	37	36,098
4.500%	10/01/42	151	148,280
4.500%	09/01/43	51	49,723
4.500%	11/01/43	36	35,577
4.500%	06/01/44	44	43,010
4.500%	10/01/44	136	133,689
4.500%	02/01/45	32	31,158
4.500%	02/01/45	70	68,657
4.500%	10/01/45	88	86,136
4.500%	02/01/46	111	108,647
4.500%	06/01/46	18	17,715
4.500%	11/01/46	41	39,205
4.500%	12/01/46	81	78,533
4.500%	01/01/47	15	13,941
4.500%	01/01/47	24	23,081
4.500%	02/01/47	38	36,509
4.500%	11/01/47	1,320	1,288,849
4.500%	08/01/48	239	230,737
4.500%	12/01/48	981	948,640
4.500%	09/01/49	4,277	4,140,375
4.500%	01/01/50	191	184,151
4.500%	05/01/50	198	190,296
4.500%	07/01/52	5,470	5,225,717
4.500%	08/01/52	222	212,103
5.000%	TBA	18,070	17,601,401
5.000%	06/01/23	—(r)	248
5.000%	09/01/23	50	49,254
5.000%	01/01/24	7	6,800
5.000%	06/01/24	4	3,564
5.000%	09/01/25	5	5,201
5.000%	04/01/34	6	5,630
5.000%	07/01/34	6	6,437
5.000%	03/01/35	273	275,164
5.000%	04/01/35	30	30,586
5.000%	04/01/35	305	307,794
5.000%	05/01/35	35	35,576
5.000%	06/01/35	9	9,569
5.000%	06/01/35	17	17,153
5.000%	06/01/35	37	37,495
5.000%	09/01/35	23	23,322
5.000%	10/01/35	44	44,467
5.000%	10/01/35	242	243,885
5.000%	03/01/36	85	85,514
5.000%	12/01/36	8	7,694
5.000%	12/01/36	330	332,615
5.000%	07/01/37	6	5,804
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	07/01/37	826	$831,348
5.000%	02/01/38	31	31,632
5.000%	05/01/38	209	210,220
5.000%	06/01/39	27	26,747
5.000%	06/01/39	127	126,776
5.000%	06/01/40	95	94,989
5.000%	06/01/40	117	117,965
5.000%	08/01/40	184	185,326
5.000%	04/01/41	370	373,296
5.000%	06/01/41	23	22,411
5.000%	06/01/41	58	57,985
5.000%	08/01/41	19	19,003
5.000%	09/01/41	154	154,701
5.000%	01/01/42	199	200,704
5.000%	02/01/42	60	60,210
5.000%	05/01/42	119	120,193
5.000%	07/01/42	255	257,114
5.000%	11/01/44	377	380,236
5.000%	07/01/45	1,010	995,184
5.000%	12/01/47	1,918	1,932,631
5.000%	02/01/49	1,082	1,074,664
5.000%	08/01/52	1,681	1,642,659
5.255%	08/01/41	98	97,295
5.500%	01/01/23	2	2,181
5.500%	09/01/34	116	119,828
5.500%	11/01/34	9	9,195
5.500%	12/01/34	36	37,280
5.500%	04/01/35	21	22,158
5.500%	11/01/35	116	119,543
5.500%	12/01/35	29	30,071
5.500%	01/01/36	4	4,137
5.500%	01/01/36	29	29,821
5.500%	03/01/36	5	4,773
5.500%	03/01/36	6	6,510
5.500%	05/01/36	136	140,627
5.500%	05/01/36	278	287,459
5.500%	07/01/36	610	628,825
5.500%	11/01/36	2	2,553
5.500%	08/01/37	7	6,987
5.500%	08/01/37	43	43,780
5.500%	08/01/37	170	175,919
5.500%	08/01/37	325	335,002
5.500%	09/01/37	112	115,359
5.500%	02/01/38	42	43,756
5.500%	02/01/38	281	289,827
5.500%	09/01/38	164	169,444
5.500%	04/01/39	90	92,722
5.500%	05/01/39	89	91,609
5.500%	03/01/40	175	181,101
5.500%	09/01/41	1	1,485
5.500%	09/01/41	264	272,512
6.000%	11/01/32	7	7,319
6.000%	03/01/33	7	7,570
6.000%	04/01/33	6	6,394
6.000%	02/01/34	73	75,514
6.000%	08/01/34	6	5,930
6.000%	11/01/34	5	5,253

A43

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	11/01/34	309	$324,526
6.000%	11/01/35	53	55,653
6.000%	12/01/35	10	10,391
6.000%	02/01/36	379	398,474
6.000%	04/01/36	—(r)	33
6.000%	05/01/36	92	96,892
6.000%	05/01/36	117	122,475
6.000%	06/01/36	12	12,305
6.000%	09/01/36	11	11,163
6.000%	09/01/36	821	862,436
6.000%	11/01/36	23	24,338
6.000%	12/01/36	4	3,858
6.000%	01/01/37	—(r)	71
6.000%	01/01/37	11	11,355
6.000%	02/01/37	8	7,939
6.000%	02/01/37	98	102,891
6.000%	03/01/37	41	43,422
6.000%	03/01/37	257	270,248
6.000%	03/01/37	621	650,128
6.000%	05/01/37	—(r)	179
6.000%	05/01/37	5	5,604
6.000%	06/01/37	11	11,780
6.000%	08/01/37	93	97,410
6.000%	08/01/37	510	536,167
6.000%	10/01/37	8	8,142
6.000%	02/01/38	36	37,679
6.000%	03/01/38	366	385,063
6.000%	04/01/38	13	14,116
6.000%	05/01/38	89	93,173
6.000%	08/01/38	11	11,971
6.000%	09/01/38	18	18,807
6.000%	10/01/38	77	79,240
6.000%	12/01/38	4	3,930
6.000%	04/01/39	6	5,785
6.000%	06/01/39	99	104,349
6.000%	09/01/39	430	452,880
6.000%	10/01/39	119	124,531
6.000%	02/01/40	56	59,571
6.000%	10/01/40	101	105,890
6.500%	07/01/32	3	3,048
6.500%	07/01/32	29	30,072
6.500%	07/01/32	49	51,766
6.500%	12/01/32	5	5,047
6.500%	12/01/32	12	12,733
6.500%	07/01/35	14	14,467
6.500%	12/01/35	123	128,281
6.500%	07/01/36	2	1,886
6.500%	07/01/36	433	453,529
6.500%	08/01/36	21	21,353
6.500%	08/01/36	83	87,409
6.500%	08/01/36	103	107,613
6.500%	09/01/36	50	51,516
6.500%	09/01/36	199	208,286
6.500%	10/01/36	5	5,491
6.500%	10/01/36	95	100,292
6.500%	11/01/36	5	4,679
6.500%	12/01/36	2	2,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	10/01/37	3	$2,940
6.500%	10/01/37	78	82,351
6.500%	10/01/37	322	337,868
6.500%	08/01/38	33	34,887
6.500%	06/01/39	24	25,274
6.500%	10/01/39	116	121,273
6.500%	05/01/40	109	114,627
6.500%	05/01/40	139	146,681
6.651%	02/01/39	47	48,200
7.000%	01/01/31	—(r)	129
7.000%	04/01/32	—(r)	109
7.000%	04/01/37	25	25,532
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340% (Cap 11.165%, Floor 1.340%)
1.590%(c)	12/01/35	3	2,555
Federal National Mortgage Assoc., 12 Month LIBOR + 1.568% (Cap 9.681%, Floor 1.568%)
3.288%(c)	07/01/35	3	2,811
Federal National Mortgage Assoc., 12 Month LIBOR + 1.584% (Cap 10.387%, Floor 1.584%)
2.499%(c)	12/01/35	7	6,988
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655% (Cap 11.030%, Floor 1.655%)
3.905%(c)	08/01/37	2	1,774
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700% (Cap 10.617%, Floor 1.700%)
1.950%(c)	11/01/37	17	16,798
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.701%, Floor 1.800%)
2.055%(c)	01/01/42	61	61,516
Federal National Mortgage Assoc., 12 Month LIBOR + 1.803% (Cap 8.519%, Floor 1.803%)
2.778%(c)	12/01/40	110	111,936
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.670%, Floor 1.818%)
2.304%(c)	02/01/42	18	18,223
Federal National Mortgage Assoc., 12 Month LIBOR + 1.881% (Cap 11.092%, Floor 1.881%)
4.131%(c)	08/01/36	5	4,821
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892% (Cap 10.733%, Floor 1.892%)
2.142%(c)	12/01/35	2	2,285
Government National Mortgage Assoc.
2.000%	03/20/51	3,915	3,285,044
2.000%	07/20/51	4,345	3,640,223
2.000%	08/20/51	19,957	16,714,172
2.000%	01/20/52	10,363	8,663,817
2.000%	03/20/52	3,939	3,287,439
2.000%	05/20/52	6,643	5,544,083
2.500%	08/20/50	2,580	2,229,173
2.500%	08/20/51	2,378	2,052,045
2.500%	10/20/51	26,835	23,142,121
2.500%	11/20/51	4,945	4,264,518
2.500%	12/20/51	5,823	5,021,303
3.000%	TBA	3,530	3,119,224
3.000%	10/15/42	29	25,814
3.000%	12/15/42	10	8,857

A44

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	05/15/43	25	$22,668
3.000%	06/15/43	3	2,838
3.000%	07/15/43	58	51,905
3.000%	08/20/43	646	580,763
3.000%	09/20/43	635	570,934
3.000%	01/20/44	67	60,347
3.000%	02/20/44	222	199,583
3.000%	05/20/45	3,881	3,490,165
3.000%	05/20/46	103	91,714
3.000%	05/20/46	218	194,169
3.000%	05/20/46	515	463,199
3.000%	06/20/46	517	459,323
3.000%	07/20/46	145	129,107
3.000%	07/20/46	222	198,185
3.000%	07/20/46	239	214,673
3.000%	07/20/46	297	264,057
3.000%	07/20/46	649	577,838
3.000%	07/20/46	675	600,992
3.000%	08/20/46	181	161,067
3.000%	08/20/46	285	253,607
3.000%	08/20/46	285	254,003
3.000%	09/20/46	140	124,327
3.000%	09/20/46	167	149,312
3.000%	10/20/46	4,247	3,804,349
3.000%	08/20/49	303	266,101
3.000%	10/20/49	745	655,087
3.000%	12/20/49	13	11,665
3.000%	01/20/50	19	16,574
3.000%	04/20/50	231	205,528
3.000%	05/20/50	1,737	1,526,491
3.000%	07/20/50	260	230,919
3.000%	07/20/50	408	358,068
3.000%	05/20/51	1,979	1,756,207
3.000%	06/20/51	1,546	1,369,622
3.000%	07/20/51	7,601	6,770,089
3.000%	06/20/52	5,200	4,605,008
3.500%	05/20/42	20	18,944
3.500%	08/20/42	501	463,393
3.500%	11/20/42	12	10,631
3.500%	12/20/42	262	243,501
3.500%	03/20/43	626	573,293
3.500%	04/20/43	26	23,734
3.500%	05/20/43	342	318,287
3.500%	08/20/43	20	18,110
3.500%	11/15/43	841	783,495
3.500%	03/20/44	3	2,677
3.500%	10/20/44	104	95,053
3.500%	02/15/45	123	114,424
3.500%	02/20/45	305	278,956
3.500%	04/20/45	55	50,180
3.500%	05/20/45	74	67,725
3.500%	05/20/45	217	198,776
3.500%	01/20/46	60	54,952
3.500%	03/20/46	1,495	1,382,437
3.500%	04/20/46	19	17,033
3.500%	05/20/46	4	3,680
3.500%	05/20/46	6	5,583
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	05/20/46	7	$6,842
3.500%	05/20/46	12	11,137
3.500%	05/20/46	14	12,702
3.500%	05/20/46	17	15,260
3.500%	05/20/46	18	16,311
3.500%	05/20/46	32	29,235
3.500%	05/20/46	61	56,160
3.500%	06/20/46	12	10,884
3.500%	06/20/46	14	13,060
3.500%	06/20/46	15	13,570
3.500%	06/20/46	17	15,269
3.500%	06/20/46	53	48,564
3.500%	06/20/46	88	80,455
3.500%	06/20/46	3,739	3,455,270
3.500%	07/20/46	285	263,021
3.500%	07/20/46	1,091	1,024,539
3.500%	09/20/46	344	318,299
3.500%	10/20/46	3,935	3,636,419
3.500%	12/20/47	2,929	2,700,395
3.500%	02/20/48	118	108,436
3.500%	12/20/49	3	2,865
3.500%	12/20/49	6	5,748
3.500%	12/20/49	7	6,351
3.500%	12/20/49	16	14,556
3.500%	01/20/50	1,341	1,236,468
3.500%	03/20/50	2,503	2,299,191
3.500%	04/20/50	341	313,285
3.500%	04/20/50	6,025	5,519,310
3.500%	05/20/50	521	475,568
3.500%	11/20/50	557	514,058
4.000%	TBA	1,505	1,405,353
4.000%	09/20/25	15	14,115
4.000%	11/20/25	34	33,037
4.000%	01/20/26	10	10,088
4.000%	10/20/40	49	46,408
4.000%	02/20/41	55	52,733
4.000%	03/20/41	217	207,281
4.000%	05/20/41	442	421,761
4.000%	10/15/41	22	21,324
4.000%	10/15/41	87	83,394
4.000%	10/15/41	102	98,247
4.000%	10/20/41	584	558,000
4.000%	11/20/41	84	80,622
4.000%	12/20/41	41	39,299
4.000%	09/20/42	41	39,418
4.000%	11/20/42	34	32,208
4.000%	08/20/43	16	15,093
4.000%	03/20/45	2,367	2,246,235
4.000%	08/20/45	157	149,150
4.000%	01/15/47	14	13,342
4.000%	01/15/47	16	15,220
4.000%	06/20/47	1,669	1,583,887
4.000%	09/20/47	1,065	1,013,621
4.000%	01/20/48	547	515,304
4.000%	05/20/49	162	153,637
4.000%	10/20/50	3,285	3,092,952
4.500%	TBA	16,625	15,912,593

A45

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	04/20/35	11	$10,680
4.500%	05/15/39	6	5,801
4.500%	08/15/39	41	40,619
4.500%	09/15/39	220	217,415
4.500%	09/20/39	3	2,547
4.500%	10/15/39	15	15,009
4.500%	11/15/39	8	7,393
4.500%	11/15/39	12	12,119
4.500%	11/20/39	57	56,396
4.500%	02/15/40	27	26,294
4.500%	02/20/40	500	493,731
4.500%	03/15/40	50	49,506
4.500%	05/20/40	410	405,114
4.500%	06/15/40	3	2,614
4.500%	06/15/40	20	19,444
4.500%	06/15/40	21	21,041
4.500%	06/15/40	71	70,288
4.500%	06/15/40	222	218,603
4.500%	07/15/40	2	1,721
4.500%	07/15/40	8	7,615
4.500%	08/15/40	30	29,517
4.500%	09/15/40	118	116,416
4.500%	09/20/40	236	233,290
4.500%	10/15/40	11	10,388
4.500%	11/20/40	125	123,189
4.500%	02/20/41	553	540,073
4.500%	03/15/41	91	90,221
4.500%	03/20/41	629	621,933
4.500%	05/20/41	2	1,660
4.500%	05/20/41	41	40,449
4.500%	06/20/41	7	7,041
4.500%	07/20/41	77	75,645
4.500%	08/20/41	477	471,183
4.500%	11/20/41	2	1,646
4.500%	02/20/42	2	1,968
4.500%	05/20/42	13	13,286
4.500%	06/20/43	3	2,487
4.500%	06/20/44	2	2,324
4.500%	10/20/44	2	2,238
4.500%	01/20/45	2	2,126
4.500%	09/15/45	353	348,560
4.500%	01/20/46	284	281,626
4.500%	03/20/46	3	3,448
4.500%	05/20/46	3	2,615
4.500%	07/20/46	111	110,233
4.500%	08/20/46	180	179,338
4.500%	09/20/46	159	153,523
4.500%	01/20/47	415	410,095
5.000%	TBA	11,090	10,853,528
5.000%	11/15/33	3	3,215
5.000%	03/20/34	1	581
5.000%	05/15/34	169	167,549
5.000%	07/20/39	91	92,454
5.000%	08/15/39	8	7,736
5.000%	09/15/39	71	71,128
5.000%	10/15/39	15	14,611
5.000%	10/15/39	56	56,561
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	10/20/39	4	$4,496
5.000%	02/15/40	153	155,349
5.000%	02/15/40	153	155,349
5.000%	04/15/40	68	68,777
5.000%	05/20/40	361	365,318
5.000%	06/15/40	42	41,827
5.000%	06/15/40	63	63,663
5.000%	06/20/40	258	261,220
5.000%	07/15/40	7	7,126
5.000%	08/15/40	15	14,862
5.000%	08/20/40	197	199,170
5.000%	09/15/40	9	9,131
5.000%	09/15/40	13	13,251
5.000%	09/20/40	131	132,051
5.000%	03/20/41	274	276,941
5.000%	08/20/41	306	308,938
5.000%	06/20/47	343	341,637
5.000%	04/20/48	138	137,233
5.000%	06/20/48	197	194,533
5.000%	09/20/48	1,215	1,197,300
5.000%	12/20/48	998	983,045
5.000%	05/20/49	68	66,749
5.000%	06/20/49	1,884	1,874,696
5.500%	TBA	28,370	28,347,836
5.500%	10/20/32	1	1,005
5.500%	03/20/34	3	3,386
5.500%	01/20/36	624	651,870
5.500%	03/20/48	273	281,417
5.500%	04/20/48	213	220,867
5.500%	05/20/48	96	98,814
5.500%	09/20/48	2	2,551
5.500%	10/20/48	59	60,253
5.500%	11/20/48	286	291,379
5.500%	12/20/48	1,076	1,091,912
5.500%	01/20/49	244	246,303
5.500%	03/20/49	360	367,261
5.500%	04/20/49	20	20,369
6.000%	12/20/38	972	1,043,530
6.000%	05/15/40	289	309,485
8.500%	06/15/26	1	838

Total U.S. Government Agency Obligations (cost $1,041,018,906)			944,837,367
U.S. Treasury Obligations — 5.3%
U.S. Treasury Bonds
2.250%	02/15/52(k)	62,575	45,435,316
2.500%	02/15/46	2,715	2,060,006
2.875%	11/15/46	11,160	9,105,863
2.875%	05/15/52(a)	32,655	27,374,074
3.000%	08/15/52(a)	56,195	48,503,309
3.250%	05/15/42	102,665	91,099,146
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	23	21,809
0.125%	04/15/27	136	125,769
0.125%	01/15/32	45	39,333
0.125%	02/15/52	29	18,676
0.375%	07/15/25	30	28,762

A46

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.500%	04/15/24	25	$23,965
0.625%	01/15/24	5	5,330
0.625%	01/15/26	62	59,627
0.625%	07/15/32	10	8,897
0.750%	02/15/42	8	6,536
U.S. Treasury Notes
0.250%	07/31/25	10,656	9,522,968
0.250%	09/30/25	6,968	6,192,266
0.250%	10/31/25	5,919	5,240,627
0.375%	11/30/25	5,130	4,547,665
0.375%	01/31/26	4,577	4,031,693
0.500%	02/28/26	27,915	24,630,626
0.500%	05/31/27	4,314	3,658,811
0.500%	10/31/27	10,584	8,855,831
0.625%	07/31/26	8,430	7,375,195
0.625%	08/15/30	6,600	5,171,719
0.750%	04/30/26	13,200	11,690,250
0.750%	05/31/26	8,957	7,912,250
0.750%	01/31/28(a)	4,847	4,080,190
0.875%	06/30/26	7,393	6,546,848
0.875%	09/30/26	11,500	10,119,102
1.125%	02/28/27	4,564	4,019,173
1.125%	02/29/28	9,151	7,852,702
1.250%	03/31/28	4,610	3,974,684
1.250%	04/30/28	6,928	5,959,163
1.250%	05/31/28	6,064	5,205,091
1.375%	11/15/31	93,920	76,339,350
1.500%	02/15/30(a)	12,936	10,979,430
1.625%	02/15/26	30,400	27,925,250
1.875%	02/28/29	31,860	28,041,778
2.125%	05/15/25	4,158	3,937,891
2.750%	07/31/27	7,585	7,142,937
2.750%	02/15/28	8,494	7,951,750
3.000%	07/15/25(a)	129,355	125,029,692

Total U.S. Treasury Obligations (cost $751,178,745)			657,851,350

Total Long-Term Investments (cost $11,702,756,124)			10,624,528,322

	Shares
Short-Term Investments — 25.5%
Affiliated Mutual Funds — 24.2%
PGIM Core Ultra Short Bond Fund(wa)	1,795,316,349	1,795,316,349
PGIM Institutional Money Market Fund (cost $1,203,535,289; includes $1,199,992,526 of cash collateral for securities on loan)(b)(wa)	1,204,486,699	1,203,643,558

Total Affiliated Mutual Funds (cost $2,998,851,638)		2,998,959,907

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(h)(k)(n) — 1.3%
U.S. Treasury Bills
3.279%	02/16/23	157,860	$155,746,365
(cost $155,904,825)

Total Short-Term Investments (cost $3,154,756,463)			3,154,706,272

TOTAL INVESTMENTS—111.4% (cost $14,857,512,587)			13,779,234,594

Liabilities in excess of other assets(z) — (11.4)%			(1,410,179,183)

Net Assets — 100.0%			$12,369,055,411

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

A47

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
TSE	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XASX	Australian Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,340 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,169,994,793; cash collateral of $1,199,992,526 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
700	2 Year U.S. Treasury Notes	Dec. 2022	$143,773,438	$(2,093,138)
1,965	5 Year U.S. Treasury Notes	Dec. 2022	211,252,847	(7,264,054)
1,331	10 Year U.S. Treasury Notes	Dec. 2022	149,155,187	(5,843,410)
3,771	20 Year U.S. Treasury Bonds	Dec. 2022	476,677,969	(28,067,810)
275	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	37,675,000	(2,975,504)
133	ASX SPI 200 Index	Dec. 2022	13,752,123	(804,066)
1,066	Euro STOXX 50 Index	Dec. 2022	34,632,909	(2,889,993)
248	FTSE 100 Index	Dec. 2022	19,146,555	(1,409,502)
891	Mini MSCI EAFE Index	Dec. 2022	73,979,730	(3,514,987)
766	Russell 2000 E-Mini Index	Dec. 2022	63,953,340	(6,694,313)
2,375	S&P 500 E-Mini Index	Dec. 2022	427,678,125	(43,577,439)
162	TOPIX Index	Dec. 2022	20,550,819	(772,785)
				(105,907,001)
Short Positions:
1,232	2 Year U.S. Treasury Notes	Dec. 2022	253,041,251	340,534
1,040	10 Year U.S. Treasury Notes	Dec. 2022	116,545,000	2,866,362
1,352	10 Year U.S. Ultra Treasury Notes	Dec. 2022	160,190,882	5,105,710
				8,312,606
				$(97,594,395)
A48

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/14/22	HSBC BANK USA, N.A.	AUD	208	$140,553	$133,068	$—	$(7,485)
Expiring 10/14/22	Morgan Stanley & Co. LLC	AUD	6,479	4,399,882	4,144,938	—	(254,944)
British Pound,
Expiring 10/14/22	HSBC BANK USA, N.A.	GBP	10,754	12,478,453	12,011,002	—	(467,451)
Expiring 10/21/22	Deutsche Bank AG	GBP	78	90,271	87,568	—	(2,703)
Expiring 10/21/22	JP Morgan Chase Bank, N.A.	GBP	225	250,480	251,363	883	—
Expiring 10/21/22	JP Morgan Chase Bank, N.A.	GBP	66	75,487	73,725	—	(1,762)
Expiring 10/21/22	JP Morgan Chase Bank, N.A.	GBP	58	61,934	64,789	2,855	—
Canadian Dollar,
Expiring 10/14/22	Morgan Stanley & Co. LLC	CAD	5,236	4,008,479	3,790,365	—	(218,114)
Euro,
Expiring 10/14/22	Canadian Imperial Bank of Commerce	EUR	23,232	23,438,776	22,790,345	—	(648,431)
Expiring 10/14/22	HSBC BANK USA, N.A.	EUR	697	698,142	683,749	—	(14,393)
Expiring 11/25/22	BNP Paribas S.A.	EUR	491	491,806	483,402	—	(8,404)
Expiring 11/25/22	Citibank, N.A.	EUR	604	583,358	594,283	10,925	—
Expiring 11/25/22	Citibank, N.A.	EUR	57	55,052	56,083	1,031	—
Expiring 11/25/22	Deutsche Bank AG	EUR	517	526,407	508,811	—	(17,596)
Expiring 11/25/22	HSBC BANK USA, N.A.	EUR	627	629,978	616,913	—	(13,065)
Expiring 11/25/22	JP Morgan Chase Bank, N.A.	EUR	367	375,758	360,971	—	(14,787)
Expiring 11/25/22	Morgan Stanley & Co. LLC	EUR	782	781,180	769,419	—	(11,761)
Expiring 11/25/22	Morgan Stanley & Co. LLC	EUR	153	153,966	150,838	—	(3,128)
Expiring 11/25/22	Morgan Stanley & Co. LLC	EUR	117	119,727	115,016	—	(4,711)
Expiring 11/25/22	Morgan Stanley & Co. LLC	EUR	77	76,678	75,858	—	(820)
Expiring 11/25/22	State Street Bank and Trust Co.	EUR	441	442,912	434,077	—	(8,835)
Expiring 11/25/22	State Street Bank and Trust Co.	EUR	83	83,059	81,402	—	(1,657)
Expiring 11/25/22	State Street Bank and Trust Co.	EUR	21	21,190	20,751	—	(439)
Japanese Yen,
Expiring 10/14/22	Bank of America, N.A.	JPY	54,000	378,868	373,590	—	(5,278)
Expiring 10/14/22	HSBC BANK USA, N.A.	JPY	2,619,040	18,332,835	18,119,366	—	(213,469)
Mexican Peso,
Expiring 10/14/22	JP Morgan Chase Bank, N.A.	MXN	128	6,399	6,335	—	(64)
Singapore Dollar,
Expiring 10/14/22	Canadian Imperial Bank of Commerce	SGD	2,602	1,860,023	1,811,899	—	(48,124)
Swedish Krona,
Expiring 10/14/22	Deutsche Bank AG	SEK	54,167	5,117,561	4,883,932	—	(233,629)
Swiss Franc,
Expiring 10/14/22	Deutsche Bank AG	CHF	9,394	9,774,524	9,532,306	—	(242,218)
				$85,453,738	$83,026,164	15,694	(2,443,268)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/14/22	HSBC BANK USA, N.A.	AUD	395	$263,870	$252,701	$11,169	$—
British Pound,
Expiring 10/14/22	Deutsche Bank AG	GBP	368	394,275	411,014	—	(16,739)
Expiring 10/21/22	HSBC BANK USA, N.A.	GBP	1,338	1,606,012	1,494,775	111,237	—
Canadian Dollar,
Expiring 10/14/22	Barclays Bank PLC	CAD	243	175,847	175,909	—	(62)
Chilean Peso,
Expiring 12/09/22	BNP Paribas S.A.	CLP	163,665	178,336	166,911	11,425	—
Expiring 12/09/22	BNP Paribas S.A.	CLP	147,298	160,792	150,221	10,571	—
Expiring 12/09/22	Morgan Stanley & Co. LLC	CLP	196,397	218,329	200,294	18,035	—
Expiring 12/09/22	Morgan Stanley & Co. LLC	CLP	147,298	159,837	150,220	9,617	—
A49

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/14/22	Deutsche Bank AG	EUR	677	$649,977	$664,130	$—	$(14,153)
Expiring 10/14/22	Morgan Stanley & Co. LLC	EUR	1,076	1,074,267	1,055,860	18,407	—
Expiring 11/25/22	HSBC BANK USA, N.A.	EUR	4,312	4,455,761	4,242,419	213,342	—
Expiring 11/25/22	HSBC BANK USA, N.A.	EUR	279	288,448	274,637	13,811	—
Expiring 11/25/22	State Street Bank and Trust Co.	EUR	4,247	4,387,643	4,179,099	208,544	—
Expiring 11/25/22	State Street Bank and Trust Co.	EUR	275	284,039	270,539	13,500	—
Expiring 11/25/22	UBS AG	EUR	4,312	4,452,234	4,242,419	209,815	—
Expiring 11/25/22	UBS AG	EUR	4,290	4,440,792	4,221,312	219,480	—
Expiring 11/25/22	UBS AG	EUR	279	288,220	274,637	13,583	—
Expiring 11/25/22	UBS AG	EUR	278	287,479	273,271	14,208	—
Japanese Yen,
Expiring 10/14/22	Bank of America, N.A.	JPY	82,970	578,762	574,010	4,752	—
Expiring 10/14/22	Barclays Bank PLC	JPY	33,189	229,441	229,612	—	(171)
Expiring 10/14/22	JP Morgan Chase Bank, N.A.	JPY	75,000	518,444	518,874	—	(430)
Mexican Peso,
Expiring 10/14/22	State Street Bank and Trust Co.	MXN	3,639	171,470	180,212	—	(8,742)
Swedish Krona,
Expiring 10/14/22	JP Morgan Chase Bank, N.A.	SEK	2,175	191,302	196,108	—	(4,806)
Swiss Franc,
Expiring 10/14/22	Bank of America, N.A.	CHF	297	299,765	301,373	—	(1,608)
Expiring 10/14/22	Barclays Bank PLC	CHF	274	284,484	278,034	6,450	—
				$26,039,826	$24,978,591	1,107,946	(46,711)
						$1,123,640	$(2,489,979)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
American Airlines	06/20/23	5.000%(Q)	419	6.123%	$(6,381)	$(2,630)	$3,751

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)		Value at Trade Date		Value at September 30, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.38.V1	12/20/27	1.000%(Q)	2,550		3.335%		$(204,061)		$(253,015)		$(48,954)
CDX.EM.38.V1	12/20/27	1.000%(Q)	194,400		3.335%		(15,575,478)		(19,288,718)		(3,713,240)
CDX.NA.HY.39.V1	12/20/27	5.000%(Q)	127,575		6.065%		(5,109,896)		(5,040,685)		69,211
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	38,630		1.075%		(101,323)		(120,790)		(19,467)
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	458,000		1.075%		514,469		(1,432,089)		(1,946,558)
							$(20,476,289)		$(26,135,297)		$(5,659,008)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery
A50

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A51